As filed with the Securities and Exchange Commission
                              on September 29, 2000

                      1933 Act Registration Number 33-85982
                      1940 Act Registration Number 811-8846

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ x ]

                           Pre-Effective Amendment                    [   ]

                        Post-Effective Amendment No. 12               [ x ]

                                     and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ x ]

                                Amendment No. 1
   - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                             FIRST OMAHA FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                            ONE FIRST NATIONAL CENTER
                              OMAHA, NE 68102-1596
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (402) 341-0500

                                 ALAN E. SCHULZ
                            ONE FIRST NATIONAL CENTER
                              OMAHA, NE 68102-1596
                     (Name and Address of Agent for Service)
 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                        Copies of all communications to:

                              DONALD F. BURT, ESQ.
                        CLINE, WILLIAMS, WRIGHT, JOHNSON
                               & OLDFATHER, L.L.P.
                             1900 U.S. BANK BUILDING
                              233 SOUTH 13TH STREET
                                LINCOLN, NE 68508
 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
It is proposed that this filing will become effective (check appropriate box):

        [ ] immediately  upon filing  pursuant to paragraph (b)
        [ ] on _________ pursuant to paragraph (b)
        [ ] 60 days after filing pursuant to paragraph (a)(1)
        [x] 75 days after filing  pursuant to  paragraph  (a)(2)
        [ ] on _________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIRST OMAHA FUNDS

A FAMILY OF NO-LOAD MUTUAL FUNDS

>FIRST OMAHA INCOME FUND(R)
>FIRST OMAHA NEBRASKA TAX-EXEMPT FUND(R)
>FIRST OMAHA COLORADO TAX-EXEMPT FUND(R)

PROSPECTUS

DECEMBER 15, 2000

First Omaha Funds, Inc. (the "Company") is a family of ten no-load mutual funds. In this prospectus we describe the First Omaha Income Fund, Nebraska Tax-Exempt Fund and Colorado Tax-Exempt Fund. Sometimes we refer to the latter two Funds together as the "Tax-Exempt Funds."

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, the First National Bank of Omaha, FNC Trust Group, n.a., First National Colorado, Inc., their parent, First National of Nebraska, Inc., or any of their affiliates. Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in a Fund involves certain investment risks, including the possible loss of principal.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Table of Contents

THE FUNDS

PRINCIPAL INVESTMENT STRATEGIES AND RISKS, EXPENSES AND PERFORMANCE

First Omaha Income Fund.......................................................4
First Omaha Nebraska Tax-Exempt Fund..........................................7
First Omaha Colorado Tax-Exempt Fund ........................................10

YOUR INVESTMENT

BUYING AND SELLING SHARES, ACCOUNT POLICIES AND MANAGEMENT

Buying Shares................................................................14
Selling (Redeeming) Shares...................................................15
Exchanging Shares............................................................15
Transaction Policies.........................................................16
Dividends and Taxes..........................................................17
Management of the Company....................................................18
Financial Highlights.........................................................20

FOR MORE INFORMATION                                           Back cover

FIRST OMAHA INCOME FUND(R)

OBJECTIVE

This Fund seeks to maximize current income consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENTS

Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 65%, of its assets in fixed income securities, consisting of:

>    bonds, notes and debentures from a wide range of U.S. corporate issuers;

>    mortgage-related securities;

>    state, municipal or industrial revenue bonds;

> obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

> fixed income securities that can be converted into or exchanged for common stock; or

>    repurchase agreements.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of three years or more under normal market conditions. To calculate maturity, the adviser uses each instrument's ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the adviser uses the effective maturity, which is shorter than the stated maturity.

The Fund also seeks to maintain an average portfolio duration comparable to the Lehman Bros. Aggregate Bond Index average duration. Duration is an indicator of the expected volatility of a bond position in response to changes in interest rates. In calculating duration, the Fund measures the average time required to receive all cash flows associated with those debt securities--representing payments of principal and interest--by considering the timing, frequency and amount of payment expected from each portfolio debt security.

The fixed income securities in which the Fund invests will be "investment grade," which means they will be:

> rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

> if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

MORTGAGE-RELATED SECURITIES. Under normal market conditions, the Fund will invest no more than 50%of its value in mortgage-related securities, which are backed by obligations such as:

>    conventional 30-year fixed rate mortgages;

>    15-year mortgages; or

>    adjustable-rate mortgages.

Mortgage-related securities are pass-through securities--an interest in a poo1 or poo1s of mortgage obligations. The cash flow from the mortgage obligations is "passed through" to the securities' holders as periodic payments of interest, principal and prepayments (net of service fees).

Other mortgage securities the Fund may purchase include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs), some of which are issued privately. CMOs may be collateralized by whole mortgage loans or, more typically, by portfolios of pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association.

PRINCIPAL RISKS

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

GENERAL MARKET RISKS. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

INTEREST RATE RISK. Changes in interest rates affect the value of the Fund's debt securities, including securities issued or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

CREDIT RISK. The value of the Fund's fixed income securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the issuers cannot meet their financial obligation or go bankrupt.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

REINVESTMENT RISK. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

PREPAYMENT RISK. Mortgage- and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, mortgage-related securities may be less effective than bonds at maintaining yields when interest rates decline. Mortgage-related securities may be more volatile than other fixed income securities.

EXTENSION RISK. Conversely, during periods of rising interest rates, the rate of prepayments of mortgage-and asset-backed securities may be slower than estimated, causing the Fund to miss the opportunity to reinvest assets at higher rates.

PERFORMANCE HISTORY

The bar chart and table below show the Fund's predecessor's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's predecessor's performance has varied from year-to-year. The table compares the Fund's predecessor's performance over time to that of the Lehman Bros. Aggregate Bond Index(R). Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

              YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

     ---%   ---%    ---%    ---%    ---%    ---%   ---%   ---%    ---%    ---%

     1990   1991    1992    1993    1994    1995   1996   1997   1998    1999
     ----   ----    ----    ----    ----    ----   ----   ----   ----    ----


The Fund's predecessor's total return for the nine-month period ended September 30, 2000 was _____%.

                 BEST QUARTER                WORST QUARTER
                 ------------                -------------

                 _________, 19___           _________, 19___
                         ___%                       ___%

                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/99

                                                               SINCE INCEPTION
                           1 YEAR    5 YEARS     10 YEARS        (          )
                           ------    -------     --------       --------------

Income Fund (Predecessor)    ____%     ____%        ____%         ____%
Lehman Bros.
Aggregate
Bond Index (1)               ____%     ____%        ____%         ____%

(1)The Lehman Bros. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to make a direct investment in an index.

The above performance information of this Fund represents the performance of the Fund's predecessor common trust fund. The common trust fund was managed by First National Bank of Omaha, which manages the Fund. The bar chart and table above include information regarding the common trust fund's operations for periods before the Fund's registration statement became effective, as adjusted to reflect the higher expenses incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

EXPENSES

This table describes the fees and expenses you may pay in connection with investing in the Fund. The Fund has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

                                    FEE TABLE

                                   INCOME FUND
                         ANNUAL FUND OPERATING EXPENSES
                            (% OF AVERAGE NET ASSETS)

     Management Fees(1)                                 ____%
     Distribution (12b-l) Fees(2)                       ____%
     Other Expenses(1)(3)                               ____%
     Total Fund Operating Expenses(1)                   ____%

     (1)The table above reflects all fees the Fund's service providers are entitled to receive annually pursuant to their contracts with the Fund or others. However, certain service providers will voluntarily waive a portion of their respective fees. Taking these waivers into account, the actual annual Management Fees and Other Expenses to be incurred are expected to be ____% and ____%, respectively. The actual Total Fund Operating Expenses incurred by the Fund are expected to be ____%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

     (2)The Company has adopted a Rule 12b-l Plan, pursuant to which the Fund is authorized to pay distribution expenses. The Plan limits the amount of distribution expenses that may be paid by the Fund to an annual rate of no more than 0.25% of the average daily net asset value of the Fund. As of the date of this Prospectus, it is estimated that 12b-l expenses will be _____% of average daily net assets of the Fund. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     (3)"Other Expenses" include estimates of miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

                                 EXPENSE EXAMPLE

                             1 YEAR         3 YEARS
                             ------         --------

                             $_____         $_____

FIRST OMAHA NEBRASKA TAX-EXEMPT FUND(R)

OBJECTIVE

This Fund seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENTS

Under normal market conditions, the Fund invests primarily, but not less than 65% of its assets, in municipal securities that generate income exempt from Nebraska state income tax. The Fund invests at least 80% of its assets in securities that generate income exempt from federal income tax. The Fund invests primarily in securities which are "investment grade," which means they will be:

> rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

> if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Under normal market conditions, the Fund's assets will be invested in a portfolio of Nebraska municipal securities which the adviser believes will produce a higher level of current income than a portfolio of municipal securities with the highest rating, but that do not present a significant credit risk. The expected average dollar weighted maturity of the Fund's portfolio is between 5 and 15 years.

The Fund's investment adviser uses a value-oriented strategy and looks for higher yielding and undervalued municipal securities that offer the potential for above-average return. To assess a municipal security's value, the adviser considers the security's yield, price, credit quality, and future prospects.

Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. States, local governments and municipalities issue municipal securities to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These securities include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The Fund may purchase municipal securities that represent lease obligations. These carry special risks because the issuer of the securities may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the Fund will not invest more than 10% in lease obligations.

The Fund may also invest in municipal bonds of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam) which are exempt from regular federal income taxes. The Fund may not invest more than 10% of its total assets in these territorial municipalities.

PRINCIPAL RISKS

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

GENERAL MARKET RISKS. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

INTEREST RATE RISK. Changes in interest rates affect the value of the Fund's municipal securities. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

CREDIT RISK. The value of the Fund's municipal securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the municipal issuers cannot meet their financial obligations.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated municipal securities and may be more vulnerable to periods of economic uncertainty or downturn.

NON-DIVERSIFICATION RISK. Because the Fund is non-diversified and invests primarily in Nebraska municipal securities, the Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Nebraska municipal securities in which the Fund invests.

HEDGING RISK. Because the Fund uses hedging strategies, the Fund also bears the risk that the price movements of the futures and options will not correlate with the price movements of the portfolio securities being hedged.

REINVESTMENT RISK. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

PREPAYMENT RISK. Certain municipal securities involve prepayment risk, which is the risk that the underlying debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium.

PERFORMANCE HISTORY. The bar chart and table below show the Fund's predecessor's annual returns and its long-term performance. The bar chart shows you how the Fund's predecessor's performance has varied from year-to-year. The table gives some indication of the risks of an investment in the Fund by comparing the Fund's predecessor's performance over time to that of the Lehman Bros. Municipal Bond Index(C). Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

               YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

 ----%  ----%   ----%   ----%   ----%   ----%   ----%  ----%  ----% ----%  ----%

 -----  -----   -----   -----   -----   -----   -----  -----  ----- -----  -----

1989    1990    1991    1992    1993    1994    1995   1996   1997   1998   1999

The Fund's predecessor's total return for the nine-month period ended September 30, 2000 was ____%.

                      BEST QUARTER          WORST QUARTER
                      ------------          -------------

                    _________, 19___             _________, 19___

                                 ___%                          ___%

                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/99

                                                                 SINCE INCEPTION
                             1 YEAR      5 YEARS     10 YEARS     (            )
                             ------      -------     --------     --------------

Nebraska Tax-Exempt
     Fund (Predecessor)      ____%         ____%       ____%          ____%
Lehman Bros. Municipal
      Bond Index(1)          ____%         ____%       ____%          ____%

(1)The Lehman Bros. Municipal Bond Index is an index that includes a broad range of investment grade municipal bonds. The returns for this index do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

The above performance information of this Fund represents the performance of the Fund's predecessor common trust fund. The common trust fund was managed by First National Bank of Omaha, which manages the Fund. The bar chart and table above include information regarding the common trust fund's operations for periods before the Fund's registration statement become effective, as adjusted to reflect the higher expenses incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

EXPENSES

This table describes the fees and expenses you may pay in connection with investing in the Fund. The Fund has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

                                    FEE TABLE

                            NEBRASKA TAX-EXEMPT FUND
                         ANNUAL FUND OPERATING EXPENSES
                            (% OF AVERAGE NET ASSETS)

     Management Fees(1)                                  ____%
     Distribution (12b-1) Fees(2)                        ____%
     Other Expenses(1)(3)                                ____%
     Total Fund Operating Expenses                       ____%

     (1)The table above reflects all fees the Fund's service providers are entitled to receive annually pursuant to their contracts with the Fund or others. However, certain service providers will voluntarily waive a portion of their respective fees. Taking these waivers into account, the actual annual Management Fees and Other Expenses to be incurred are expected to be __% and ____%, respectively. The actual Total Fund Operation Expenses incurred by the Fund are expected to be ____%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

     (2)The Company has adopted a Rule 12b-1 Plan, pursuant to which the Fund is authorized to pay distribution expenses. The Plan limits the amount of distribution expenses that may be paid by the Fund to an annual rate of no more than 0.25% of the average daily net asset value of the Fund. As of the date of this Prospectus, it is estimated that 12b-1 expenses will be ____% of average daily net assets of the Fund. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     (3)"Other Expenses" include estimates of miscellaneous fund expenses   such
     as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

                                 EXPENSE EXAMPLE

                              1 YEAR         3 YEARS

                              $------        $------

FIRST OMAHA COLORADO TAX-EXEMPT FUND(R)

OBJECTIVE

This Fund seeks as high a level of current income exempt from both federal and Colorado income tax as is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENTS

Under normal market conditions, the Fund invests primarily, but not less than 65% of its assets, in municipal securities that generate income exempt from Colorado state income tax. The Fund invests at least 80% of its assets in securities that generate income exempt from federal income tax. The Fund invests primarily in securities which are "investment grade," which means they will be:

> rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

> if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Under normal market conditions, the Fund's assets will be invested in a portfolio of Colorado municipal securities which the adviser believes will produce a higher level of current income than a portfolio of municipal securities with the highest rating, but that do not present a significant credit risk. The expected average dollar weighted maturity of the Fund's portfolio is between 5 and 15 years.

The Fund's investment adviser uses a value-oriented strategy and looks for higher yielding and undervalued municipal securities that offer the potential for above-average return. To assess a municipal security's value, the adviser considers the security's yield, price, credit quality, and future prospects.

Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. States, local governments and municipalities issue municipal securities to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These securities include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The Fund may purchase municipal securities that represent lease obligations. These carry special risks because the issuer of the securities may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the Fund will not invest more than 10% in lease obligations.

The Fund may also invest in municipal bonds of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam) which are exempt from regular federal income taxes. The Fund may not invest more than 10% of its total assets in these territorial municipalities.

The Fund may also invest in financial futures and related options for hedging purposes.

PRINCIPAL RISKS

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

GENERAL MARKET RISKS. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

INTEREST RATE RISK. Changes in interest rates affect the value of the Fund's municipal securities. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

CREDIT RISK. The value of the Fund's municipal securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the municipal issuers cannot meet their financial obligations.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated municipal securities and may be more vulnerable to periods of economic uncertainty or downturn.

NON-DIVERSIFICATION RISK. Because the Fund is non-diversified and invests primarily in Colorado municipal securities, the Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Colorado municipal securities in which the Fund invests.

HEDGING RISK. Because the Fund uses hedging strategies, the fund also bears the risk that the price movements of the futures and options will not correlate with the price movements of the portfolio securities being hedged.

REINVESTMENT RISK. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

PREPAYMENT RISK. Certain municipal securities involve prepayment risk, which is the risk that the underlying debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium.

PERFORMANCE HISTORY. The bar chart and table below show the Fund's predecessor's annual returns and its long-term performance. The bar chart shows you how the Fund's predecessor's performance has varied from year-to-year. The table gives some indication of the risks of an investment in the Fund by comparing the Fund's predecessor's performance over time to that of the Lehman Bros. Municipal Bond Index(C). Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

               YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

          -------     -------    -------    -------    -------    -------
            1994        1995       1996       1997       1998       1999

The Fund's predecessor's total return for the nine-month period ended September 30, 2000 was ____%.

                      BEST QUARTER          WORST QUARTER
                      ------------          -------------

                   ____________, 19____      ____________, 19____

                       --------%                   --------%

                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/99

                                                               SINCE INCEPTION
                                       1 YEAR      5 YEARS       (          )
                                       ------    -----------    --------------

Colorado Tax-Exempt Fund (Predecessor)    ____%     ____%            ____%
Lehman Bros. Municipal Bond Index(1)      ____%     ____%            ____%

(1)The Lehman Bros. Municipal Bond Index is an index that includes a broad range of investment grade municipal bonds. The returns for this index do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

The above performance information of this Fund represents the performance of the Fund's predecessor common trust fund. The common trust fund was managed by FNC Trust Group, n.a., which manages the Fund. The bar chart and table above include information regarding the common trust fund's operations for periods before the Fund's registration statement become effective, as adjusted to reflect the higher expenses incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

EXPENSES. This table describes the fees and expenses you may pay in connection with investing in the Fund. The Fund has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

                                    FEE TABLE

                            COLORADO TAX-EXEMPT FUND
                         ANNUAL FUND OPERATING EXPENSES
                            (% OF AVERAGE NET ASSETS)

     Management Fees(1)                                          ____%
     Distribution (12b-1) Fees(2)                                ____%
     Other Expenses(1)(3)                                        ____%
     Total Fund Operating Expenses                               ____%

     (1)The table above reflects all fees the Fund's service providers are entitled to receive annually pursuant to their contracts with the Fund or others. However, certain service providers will voluntarily waive a portion of their respective fees. Taking these waivers into account, the actual annual Management Fees and Other Expenses to be incurred are expected to be ____% and ____%, respectively. The actual Total Fund Operation Expenses incurred by the Fund are expected to be ____%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

     (2)The Company has adopted a Rule 12b-1 Plan, pursuant to which the Fund is authorized to pay distribution expenses. The Plan limits the amount of distribution expenses that may be paid by the Fund to an annual rate of no more than 0.25% of the average daily net asset value of the Fund. As of the date of this Prospectus, it is estimated that 12b-1 expenses will be ____% of average daily net assets of the Fund. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     (3) "Other Expenses" include estimates of miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

                                 EXPENSE EXAMPLE

                             1 YEAR         3 YEARS
                             ------         -------

                             $------        $------

BUYING, SELLING AND EXCHANGING SHARES

BUYING SHARES

You can buy First Omaha shares by mail or wire, or through the First National Bank of Omaha and its affiliates, your broker/ dealer, or other institutions. For a Purchase Application, call l-800-662-4203. The Funds reserve the right to refuse purchases and redemptions that may adversely affect the Funds.

OPENING AN ACCOUNT BY MAIL

Make out a check or money order for the amount you want to invest, payable to the Fund you want. See page ___ for minimum amounts.

Mail the check or money order and a completed Purchase Application to:
     First Omaha Funds, Inc.
     P.O. Box 219022
     Kansas City, MO 64121-9022

For overnight delivery, send to:
     DST Systems, Inc.
     330 West 9th Street
     Poindexter One
     Kansas City, MO 64105

                         ADDING TO YOUR ACCOUNT BY MAIL

Make out a check or money order for the amount you want to invest, payable to the Fund you want. See page ___ for minimum amounts.

Mail the check or money order and a note with your account number to:
     First Omaha Funds, Inc.
     P.O. Box 219022
     Kansas City, MO 64121-9022

                         ADDING TO YOUR ACCOUNT BY WIRE

Call l-800-662-4203 for the account number to which funds should be wired. Your bank may charge a wire transfer fee.

      THROUGH FIRST NATIONAL BANK OF OMAHA, ITS CORRESPONDENTS OR AFFILIATES

You may be able to buy shares through some bank accounts, including those that sweep cash into Money Market Fund shares. These accounts have their own requirements and may charge fees associated with your investment, which will reduce your net return. For details, see your bank representative.

                           THROUGH OTHER INSTITUTIONS

To find out if you can buy shares through your bank, broker/dealer, or other institution, call l-800-662-4203. Check with your institution on account requirements, procedures, and any fees, which will reduce your net return.

                                AUTO INVEST PLAN

You can make regular monthly or quarterly purchases by ACH transfer from your bank account. The minimum investment to open your account is $100; the minimum for additional investments is $50. To start, complete the Auto Invest Plan Section of the Purchase Application.

SELLING (REDEEMING) SHARES

If you purchase your shares from the Funds, you can redeem them as described below. If you purchase shares through a bank or other institution, you need to meet that institution's account requirements.

                                     BY MAIL

>    Send a written request to:
               First Omaha Funds, Inc.
               P.O. Box 219022
               Kansas City, MO 64121-9022

> The Funds will mail a check payable to the Shareholder(s) of record to the address of record, or wire the funds at no charge to a previously designated bank account. Check with your bank to determine if it charges a wire transfer fee. See "Signature Guarantees," on page ___.

                                    BY PHONE

> Your account has telephone redemption privileges unless you checked the box declining this feature when you opened your account.

>    Call l-800-662-4203 to request the redemption.

> The Funds will mail a check payable to the Shareholder(s) of record to the address of record, or transfer the funds via ACH to a previously designated bank account. There is no charge for ACH transfers. See "Telephone Transactions," on page ___.

                              AUTO WITHDRAWAL PLAN

You can redeem shares automatically every month or quarter and have a check for the specified amount mailed to you. The minimum withdrawal is $100. To start, call l-800-662-4203. To change your plan, send the Funds a signature-guaranteed written request. See "Signature Guarantees," on page ___. You could have negative tax results if you purchase shares while you're making withdrawals. Be sure to check with your tax adviser on the effects of this plan, especially if you're also purchasing shares.

EXCHANGING SHARES

You can exchange shares of one First Omaha Fund for shares of another. An exchange is considered a sale of shares; you may have a capital gain or loss for federal income tax purposes.

> Read the Prospectus of the Fund whose shares you want to buy in the exchange.

>    Mail the Funds your request or call l-800-662-4203.

> The amount to be exchanged must meet minimum investment requirements, described below.

The Funds may change or eliminate the exchange privilege with 60 days' notice to Shareholders, though there are no plans to do so. You may exchange only into Fund shares legally available in your state.

TRANSACTION POLICIES

SHARE PRICE

The price per share for each Fund, equal to net asset value (NAV), is calculated each business day at the close of trading on the New York Stock Exchange (typically 4 p.m. Eastern Time). A business day is a day on which the NYSE is open for trading. A Fund is not required to calculate NAV if none of its shares were bought or sold that day.

If the Funds receive your buy or sell order before the daily valuation time, you will pay or receive that day's NAV for each share. Otherwise you will pay or receive the next business day's NAV for each share.

To calculate the NAV, First Omaha Funds adds up the value of all a Fund's securities and other assets, subtracts any liabilities, and divides by the number of shares of that Fund outstanding. You can determine the value of your account on any particular day by multiplying the number of shares you own by that day's NAV.

The Funds' securities are valued at market value. If market prices aren't available, the Funds' Board of Directors will choose another valuation method. For details, see "Net Asset Value" in the Statement of Additional Information ("SAI").

MINIMUM INVESTMENT

The minimum initial investment for each Fund is $500. For additional investments, it's $50. Under the Auto Invest Plan, the required initial investment drops to $100. The Funds may also waive minimum requirements for Individual Retirement Accounts and payroll deduction plans.

If an exchange or redemption causes the value of your account (other than an Auto Invest Plan or payroll deduction account) to fall below $500, the Funds may ask you to add to your account. If the balance remains below the minimum after 60 days, the Funds may close out your account and mail you the proceeds.

CONFIRMATION

You'll receive an account statement after each transaction. However, any Auto Invest Plan, Auto Withdrawal Plan, automatic dividend reinvestment and capital gain distribution transactions are reported on your quarterly statement. If you want to confirm these transactions before the end of the quarter, call l-800-662-4203.

The Funds do not issue share certificates.

REDEMPTION PAYMENTS

If you redeem shares, you'll receive payment within seven days of the Transfer Agent receiving your request. Shares are sold at the next NAV calculated after your request is received in good order. Unless it would hurt a Fund or its Shareholders, the Funds try to honor requests for next-day payment if your order is received on a business day before 4 p.m. Eastern Time, or second-day payment if your order is received after that time.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 15 calendar days. This is intended to protect the Funds and their Shareholders from loss.

The Funds intend to pay cash for all shares redeemed, but under unusual conditions may make payment wholly or partly in portfolio securities whose market value equals the redemption price. You will incur brokerage costs when converting them to cash.

The Funds may also suspend redemptions and payments if the New York Stock Exchange closes or in other emergencies. See "Additional Purchase and Redemption Information" in the SAI.

SIGNATURE GUARANTEES

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if it's not.

You can obtain signature guarantees from banks, brokers/dealers, credit unions, securities exchanges and some other institutions. A notary public is not acceptable. The Funds require a signature guarantee to change the address to which a redemption check is to be mailed or to make the check payable to someone other than the Shareholder(s) of record. The Transfer Agent reserves the right to reject any signature guarantee.

TELEPHONE TRANSACTIONS

For purchases made by telephone, the Funds and their agents will use reasonable procedures to confirm telephone instructions are genuine. These procedures may include, among others, requiring some form of identification before acting on telephone instructions; providing written confirmation of all such transactions; and tape recording all telephone instructions. If reasonable procedures are followed, the Funds and their agents will not be liable for any loss, cost, or expense due to an investor's telephone instructions or an unauthorized telephone redemption.

If, because of peak activity or adverse conditions, you can't place a telephone transaction, consider mailing your request as described in "Buying Shares" and "Selling Shares" on page ___. The Funds reserve the right to refuse a telephone transaction.

DIVIDENDS AND TAXES

The Funds generally pass net investment income and realized capital gains, if any, on to Shareholders in the form of dividends and capital gains.

DIVIDENDS

The Funds automatically reinvest your dividends in more shares of the Fund unless you choose to receive them in cash. To receive dividends in cash, or to change that election, notify the Funds in writing.

If you redeem all your shares in a Fund, you'll receive accrued dividends, if applicable, in cash within seven business days.

Distributable net realized capital gains are distributed at least annually. The Money Market Fund does not expect to realize any long-term capital gains or pay any capital gains distributions.

TAXES

Here's an overview of important information about taxes for shareholders of the Income Fund.

> Dividends and distributions you receive, whether in cash or additional shares, are generally taxable.

> Distributions from a Fund's long-term capital gains over net short-term capital losses are taxable as long-term capital gains in the year you receive them, no matter how long you've held the shares.

> Some dividends paid in January may be taxable as if you had received them the previous December.

> Dividends attributable to interest on U.S. Treasury obligations may be subject to state and local taxes, even though the interest would be tax-exempt if you received it directly.

> If the distribution of income or gain realized on the sale of securities causes a share's NAV to fall below what you paid for it, the distribution is a "return of invested principal" but is still taxable as described above.

> If you buy shares shortly before the record date of a Fund's dividend or capital gains distribution, the payment of those dividends or capital gains will reduce your NAV per share. All or a part of such distributions are taxable.

> Corporations may be eligible for a dividends-received deduction on certain dividends.

Here's an overview of important information about taxes for shareholders of the Tax-Exempt Funds.

> Regular monthly dividends payable from net tax-exempt interest will generally be exempt from regular federal income tax.

> All or a portion of these dividends may be subject to state and local taxes.

> These dividends may also be subject to the federal alternative minimum tax (AMOUNT).

> Net investment income from securities that are not municipal securities, and short-term capital gains, are taxable as ordinary income.

> Distributions from a Fund's long-term capital gains over net short-term capital losses are taxable as long-term capital gains in the year you receive them, no matter how long you've held the shares.

> Some dividends paid in January, if taxable, may be taxable as if you had received them the previous December.

> Dividends attributable to interest on U.S. Treasury obligations may be subject to state and local taxes, even though the interest would be tax-exempt if you received it directly.

> If the distribution of income or gain realized on the sale of securities causes a share's NAV to fall below what you paid for it, the distribution is a "return of invested principal" but is still taxable as described above.

> If you buy shares shortly before the record date of a Fund's dividend or capital gains distribution, the payment of those dividends or capital gains will reduce your NAV per share. All or a part of such distributions are taxable.

At least annually, the Funds will advise you of the source and tax status of all the distributions you've received.

This Prospectus gives only general tax information. Before you invest, consult your tax adviser on federal, state and local tax considerations for your specific situation.

MANAGEMENT OF THE COMPANY

INVESTMENT ADVISERS

First National Bank of Omaha ("First National"), One First National Center, Omaha, Nebraska is the investment adviser of the Income Fund and the Nebraska Tax-Exempt Fund.

First National is a subsidiary of First National of Nebraska, Inc., a Nebraska corporation with total assets of about $8.6 billion as of December 31, 1999. First National offers clients in the Midwest a full range of financial services and has more than 65 years of experience in trust and investment management. As of December 31, 1999, First National's trust division had about $8.5 billion in assets under administration, with about $2.9 billion under management. First National also manages the First Omaha U.S. Government Money Market Fund(sm), Short/Intermediate Fixed Income Fund(R), Fixed Income Fund(R), Balanced Fund(R), Equity Fund(R) and Small Cap Value Fund(R).

The Colorado Tax-Exempt Fund is advised by FNC Trust Group, n.a., ("FNC"), established in May 1997 as a wholly-owned subsidiary of First National Colorado, Inc., which is a wholly-owned subsidiary of First National of Nebraska, Inc.

FNC was created to offer a full range of trust and asset management services, both directly and as an agent for banks with trust powers. Currently FNC is an agent for clients of Union Colony Bank, Greeley, Colorado, and serves customers directly from its offices in Boulder and Loveland, Colorado.

The predecessor to FNC was Union Colony Bank's trust division, whose staff moved to FNC when it was formed. FNC also manages First Omaha Growth Fund(R).

As of December 31, 1999, FNC had $34 million in assets under administration, directly or as an agent, including more than $33 million under investment management.

RESPONSIBILITIES

Supervised by the Board of Directors and following each Fund's investment objectives and restrictions, the Adviser:

>    manages a Fund's investments;

>    makes buy/sell decisions and places the orders; and

>    keeps records of purchases and sales.

PORTFOLIO MANAGERS

The Income Fund and Nebraska Tax-Exempt Fund are managed by a team comprised of Michael D. Hansen, CFA, John G. Woolway, CFA and Greg Ritchey, CFA. Mr. Hansen joined First National Bank of Omaha in June of 1997 after seven years with the Nebraska Investment Council where he served as the Fixed Income Portfolio Manager. He is a member of the Association for Investment Management and Research and the Omaha-Lincoln Society of Financial Analysts and is a Chartered Financial Analyst. He received his B.S. Degree from the University of Nebraska at Lincoln in 1988 and is a Chartered Financial Analyst. Mr. Woolway received his B.S. Degree from the University of Iowa in 1985 and his M.B.A. from DePaul University in 1991. He is a member of the Omaha-Lincoln Society of Financial Analysts. He is also a member of the Association for Investment Management and Research. Prior to joining First National Bank of Omaha in December of 1993, he was a Portfolio Manager at FirsTier Bank. He also held the position of Fixed Income Analyst at Chicago Title and Trust Company in Chicago, Illinois. Mr. Ritchey received his B.S. Degree and his M.B.A. from the University of Kansas. He worked for Fountain Capital Management in Kansas City and managed the investment portfolios of First National of Nebraska before joining the First National Bank of Omaha in 1999. He is a member of the Association for Investment Management and Research, the Omaha-Lincoln Society of Financial Analysts and is a Chartered Financial Analyst.

     The Colorado Tax-Exempt Fund is managed by Karen Kjeldgaard. Ms. Kjeldgaard is a graduate of Nebraska Wesleyan University with a degree in Business Administration. She also attended the graduate school at the University of San Diego. Before joining the FNC investment staff in 1994 she had twelve years of experience as a Senior Financial Analyst at General Dynamics Corporation and Martin Marietta Corp.

FEES

For services and related expenses, First National receives a fee, computed daily and paid monthly, equal to a percent of each Fund's average daily net assets at these annual rates:

>    Income Fund:  ____%

>    Nebraska Tax-Exempt Fund:   ____%

Similarly, FNC's fee for advising the Colorado Tax-Exempt Fund is ____% of average daily net assets, or a lesser fee agreed to in writing.

First National and FNC (collectively, the "Advisers") may choose to waive all or some of their advisory fees, which will cause a Fund's yield and total return to be higher than it would be without the waiver. The Advisers may end such waivers anytime and may not seek reimbursement.

OTHER SERVICE PROVIDERS

The Funds' Board of Directors has appointed various parties to advise and administer the Funds.

ADMINISTRATOR AND DISTRIBUTOR

SEI Investments Mutual Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, is Administrator for each Fund, providing clerical, compliance, regulatory, accounting and other services. SEI Distribution Co., an affiliate of the administrator, is Distributor for the Funds.

CUSTODIAN AND TRANSFER AGENT

First National in its capacity as Custodian provides for the safekeeping of the Funds' assets. First National also serves as the Funds' Transfer Agent. DST Systems, Inc., 210 W. 10th Street, Kansas City, MO 64105 is Sub-Transfer Agent, whose functions include disbursing dividends and other distributions.

All service providers receive fees. They may choose to waive some or all of their fees, which will cause the Funds' returns to be higher than they would have been without the waiver.

DISTRIBUTION AND SERVICE PLAN

The Company has adopted a plan under federal securities Rule 12b-l that allows the Funds to pay fees for the sale and distribution of their respective shares. The fees will not exceed an annual rate of 0.25% of a Fund's average daily net assets. Because these fees are paid regularly out of the Fund's assets, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Company has also adopted an Administrative Service Plan under which each Fund may pay compensation to banks and other financial institutions that provide various administrative services for Shareholders. The fees will not exceed an annual rate of 0.25% of a Fund's average daily net assets. Such institutions may include the Advisers, their correspondent and affiliated banks, and the Administrator and its affiliates.

The Funds' agreement with First National sets that institution's administrative service fee at the annual rate of 0.10% of the average aggregate net asset value of shares of each Fund held during the period by customers for whom First National provided services under the Servicing Agreement.

First National may choose to waive some or all of this fee, which will cause a Fund's total return and yield to be higher than without the waiver.

FINANCIAL HIGHLIGHTS

Because the Funds are recently formed, Financial Highlights are not included.

                                  [Back Cover]

For more information on the Funds, ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference, which means it is legally considered part of this Prospectus. It contains more details on all aspects of the Funds.

ANNUAL/SEMI-ANNUAL REPORTS. These reports describe the Funds' performance, list portfolio holdings and include financial statements. The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

TO OBTAIN INFORMATION:

BY PHONE
     Call l-800-662-4203

BY MAIL

Write to:      First Omaha Funds
               P.O. Box 219022
               Kansas City, MO 64141--9022

ON THE INTERNET

View or download Fund documents at:

WWW. FIRSTOMAHAFUNDS .COM

You can review and copy information about First Omaha Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You can call 1-202-942-8090 for information on the operations of the Public Reference Room. Reports and other information about First Omaha Funds are also available at the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the address below or by electronic request to publicinfo@sec.gov.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-6009

SEC File Number 811-8846

     [FIRST OMAHA FAMILY OF FUNDS LOGO]
     P.O. Box 219022
     Kansas City, MO 64141-9022

                  First Omaha U.S. Government Money Market Fund

                      FIRST OMAHA NEBRASKA TAX-EXEMPT FUND
                      FIRST OMAHA COLORADO TAX-EXEMPT FUND

                First Omaha Short/Intermediate Fixed Income Fund
                          First Omaha Fixed Income Fund

                             FIRST OMAHA INCOME FUND

                            First Omaha Balanced Fund
                             First Omaha Equity Fund
                             First Omaha Growth Fund
                        First Omaha Small Cap Value Fund

                         Each an Investment Portfolio of
                             FIRST OMAHA FUNDS, INC.

                       Statement of Additional Information


                                DECEMBER 15, 2000

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the RESPECTIVE PROSPECTUSES (the "Prospectus") of First Omaha U.S. Government Money Market Fund (the "Money Market Fund"), FIRST OMAHA NEBRASKA TAX-EXEMPT FUND (THE "NEBRASKA FUND"), FIRST OMAHA COLORADO TAX-EXEMPT FUND (THE "COLORADO FUND," AND, TOGETHER WITH THE NEBRASKA FUND, THE "TAX-EXEMPT FUNDS"), First Omaha Short/Intermediate Fixed Income Fund (the "Short/Intermediate Fund"), First Omaha Fixed Income Fund (the "Fixed Income Fund"), FIRST OMAHA INCOME FUND (THE "INCOME FUND"), First Omaha Balanced Fund (the "Balanced Fund"), First Omaha Equity Fund (the "Equity Fund"), First Omaha Growth Fund (the "Growth Fund"), and First Omaha Small Cap Value Fund (the "Small Cap Value Fund"), (collectively referred to as the "Funds" and singly, a "Fund"). THE PROSPECTUS OF THE INCOME FUND AND THE TAX-EXEMPT FUNDS IS DATED DECEMBER 15, 2000. THE PROSPECTUS OF THE OTHER FUNDS IS DATED JULY 28, 2000, AS AMENDED BY A SUPPLEMENT DATED AUGUST 28, 2000. The Funds are each separate investment portfolios of First Omaha Funds, Inc. (the "Company"). This Statement of Additional Information is incorporated in its entirety into the Prospectus. No investment in shares of a Fund should be made without first reading such Fund's Prospectus. Copies of the Prospectus may be obtained by writing the Company, P.O. Box 219022, Kansas City, Missouri, 64141-6022, or by telephoning toll free (800) 662-4203. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

TABLE OF CONTENTS
                                                                     PAGE

THE COMPANY                                                           B-1

INVESTMENT OBJECTIVES, POLICIES, AND RISKS                            B-1


        Additional Information on Portfolio Instruments               B-1
        Investment Restrictions                                       B-15
        Portfolio Turnover                                            B-20

NET ASSET VALUE                                                       B-21

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                        B-23

MANAGEMENT OF THE COMPANY                                             B-24

        Directors  and Officers                                       B-24
        Investment  Advisers                                          B-26
        Portfolio Transactions                                        B-28
        Banking  Regulations                                          B-30
        Administrator                                                 B-30
        Expenses                                                      B-32
        Distributor                                                   B-32
        Administrative Services Plan                                  B-34
        Custodian                                                     B-35
        Transfer  Agency  Services                                    B-36
        Auditors                                                      B-36
        Legal Counsel                                                 B-36
        Codes of Ethics                                               B-36

ADDITIONAL INFORMATION                                                B-37

        Organization and Capital Structure                            B-37
        Shareholder  Meetings                                         B-38
        Ownership of Shares                                           B-38
        Vote of a Majority of the Outstanding Shares                  B-38
        Additional  Tax  Information                                  B-39
        Yield of the Money Market Fund                                B-40
        Yield of the TAX-EXEMPT FUNDS,
           THE Fixed Income Fund,
           the  Short/Intermediate  Fund
           AND  THE  INCOME  FUND                                     B-41
        Calculation  of  Total  Return                                B-41
        Distribution   Rates                                          B-42
        Performance   Comparisons                                     B-42
        Miscellaneous                                                 B-43
        Financial Statements                                          B-43


FINANCIAL STATEMENTS

APPENDIX     A1

                       STATEMENT OF ADDITIONAL INFORMATION


                                   THE COMPANY


        First Omaha Funds, Inc. (the "Company") is an open-end management investment company which currently offers TEN investment portfolios IDENTIFIED ON THE PRECEDING PAGE.



INVESTMENT OBJECTIVES, POLICIES, AND RISKS

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

        The following policies supplement the investment objective, policies and risks of each Fund as set forth in the Prospectus for such Fund.


        BANK OBLIGATIONS. Each FUND EXCEPT THE MONEY MARKET FUND may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits.


        Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

        Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.


        The Short/Intermediate Fund, Fixed Income Fund, INCOME FUND, Balanced Fund, Equity Fund, Growth Fund and Small Cap Value Fund may also invest in Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U. S. bank or a foreign bank; and Canadian Time Deposits, which are basically the same as ETDs except they are issued by Canadian offices of major Canadian banks.


        COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.


        EACH FUND EXCEPT THE MONEY MARKET Fund may invest in domestic and foreign commercial paper which must be rated by an NRSRO in one of the top three categories. In general, investment in lower-rated instruments is more risky than investment in instruments in higher rated categories. The Short/Intermediate Fund, Fixed Income Fund, INCOME FUND, Balanced Fund, Equity Fund, Growth Fund and Small Cap Value Fund may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.



        VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Short/Intermediate Fund, Fixed Income Fund, INCOME FUND, Balanced Fund, Equity Fund, Growth Fund and Small Cap Value Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. The Advisers will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand. No Fund will invest more than 5% of its assets in such securities.

        FOREIGN INVESTMENTS. The Short/Intermediate Fund, Fixed Income Fund, INCOME FUND, Balanced Fund, Equity Fund, Growth Fund and Small Cap Value Fund may each invest up to 10% of its assets in foreign securities either directly or through the purchase of sponsored and unsponsored American Depository Receipts ("ADRs"). Unsponsored ADRs may be less liquid than sponsored ADRs, and there may be less information available regarding the underlying foreign issuer for unsponsored ADRs. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs, investment companies that invest in foreign securities and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include trade balances and imbalances, and related economic policies, future adverse political, economic, and social developments, possible imposition of withholding taxes on interest and dividend income, possible seizure, nationalization, or expropriation of foreign investments or deposits, currency blockage, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers, and securities markets in foreign countries may be structured differently from and may not be as liquid as the U.S. markets. Where purchases of foreign securities are made in foreign currencies, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Investments in emerging markets involve even greater risks such as immature economic structures and different legal systems.


        FIXED INCOME SECURITIES. The Equity Fund and Growth Fund may each invest in fixed income securities. Any fixed income securities in which either of these Funds invest will be "investment grade," which means that they will be rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or if unrated, considered by the Fund's investment adviser to be of comparable quality.

        U.S. GOVERNMENT OBLIGATIONS. Each of the Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. The Money Market Fund may also invest in "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

        Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government, such as those of the Government National Mortgage Association and the Export Import Bank of the United States; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association and the Federal Home Loan Banks, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Money Market Fund, Short/Intermediate Fund, Fixed Income Fund and Balanced Fund will invest in the obligations of such agencies or instrumentalities only when First National believes that the credit risk with respect thereto is minimal.


        BONDS. The Short/Intermediate Fund, Fixed INCOME FUND, Income Fund and Balanced Fund may each invest in the following short-term obligations: U.S. dollar-denominated international bonds traded primarily in the United States or abroad; Canadian bonds; and bonds issued by institutions such as the World Bank, the European Community, or two or more sovereign governments.


        These Funds each also expect to invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Such obligations, in the case of debentures, will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

        MUNICIPAL SECURITIES. EACH OF THE TAX-EXEMPT FUNDS SEEKS TO INVEST IN A PORTFOLIO OF INVESTMENT GRADE MUNICIPAL SECURITIES WHICH GENERATE INTEREST INCOME THAT IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND INCOME TAX OF THE STATE AFTER WHICH THE FUND WAS NAMED (E.G., NEBRASKA INCOME TAX FOR THE NEBRASKA
FUND).

MUNICIPAL SECURITIES ARE DEBT OBLIGATIONS ISSUED BY THE STATE, ITS POLITICAL SUBDIVISIONS, MUNICIPALITIES, AGENCIES AND AUTHORITIES ISSUED TO OBTAIN FUNDS FOR VARIOUS PUBLIC PURPOSES, INCLUDING THE CONSTRUCTION OR IMPROVEMENT OF A WIDE RANGE OF PUBLIC FACILITIES SUCH AS AIRPORTS, BRIDGES, HIGHWAYS, HOSPITALS, HOUSING, JAILS, MASS TRANSPORTATION, NURSING HOMES, PARKS, PUBLIC BUILDINGS, RECREATIONAL FACILITIES, SCHOOL FACILITIES, STREETS AND WATER AND SEWER WORKS. OTHER PUBLIC PURPOSES FOR WHICH MUNICIPAL SECURITIES MAY BE ISSUED INCLUDE THE REFUNDING OF OUTSTANDING OBLIGATIONS, THE ANTICIPATION OF TAXES OR STATE AIDS, THE PAYMENT OF JUDGMENTS, THE FUNDING OF STUDENT LOANS, COMMUNITY REDEVELOPMENT, THE PURCHASE OF STREET MAINTENANCE AND FIREFIGHTING EQUIPMENT, OR ANY AUTHORIZED CORPORATE PURPOSE OF THE ISSUER EXCEPT FOR THE PAYMENT OF CURRENT EXPENSES. IN ADDITION, CERTAIN TYPES OF INDUSTRIAL DEVELOPMENT AND OTHER REVENUE BONDS MAY BE ISSUED BY OR ON BEHALF OF PUBLIC CORPORATIONS TO FINANCE PRIVATELY OPERATED HOUSING FACILITIES, AIR OR WATER POLLUTION CONTROL FACILITIES AND CERTAIN LOCAL FACILITIES FOR WATER SUPPLY, GAS, ELECTRICITY OR SEWAGE OR SOLID WASTE DISPOSAL. OTHER TYPES OF INDUSTRIAL DEVELOPMENT BONDS, THE PROCEEDS OF WHICH ARE USED FOR THE CONSTRUCTION, EQUIPPING, REPAIR OR IMPROVEMENT OF PRIVATELY OPERATED INDUSTRIAL, COMMERCIAL OR OFFICE FACILITIES, CONSTITUTE MUNICIPAL SECURITIES, ALTHOUGH CURRENT FEDERAL INCOME TAX LAWS PLACE SUBSTANTIAL LIMITATIONS ON THE SIZE OF SUCH ISSUES.

THE MUNICIPAL SECURITIES IN WHICH A TAX-EXEMPT FUND INVESTS CONSIST OF ITS RESPECTIVE STATE'S TAX-EXEMPT BONDS, NOTES, COMMERCIAL PAPER AND PARTICIPATION INTERESTS IN MUNICIPAL LEASES. TAX-EXEMPT NOTES AND COMMERCIAL PAPER ARE GENERALLY USED TO PROVIDE FOR SHORT-TERM CAPITAL NEEDS AND ORDINARILY HAVE A MATURITY OF UP TO ONE YEAR. THESE INCLUDE NOTES ISSUED IN ANTICIPATION OF TAX REVENUE, REVENUE FROM OTHER GOVERNMENT SOURCES OR REVENUE FROM BOND OFFERINGS AND SHORT-TERM, UNSECURED COMMERCIAL PAPER, WHICH IS OFTEN USED TO FINANCE SEASONAL WORKING CAPITAL NEEDS OR TO PROVIDE INTERIM CONSTRUCTION FINANCING. TAX-EXEMPT LEASES ARE OBLIGATIONS OF STATE AND LOCAL GOVERNMENT UNITS INCURRED TO LEASE OR PURCHASE EQUIPMENT OR OTHER PROPERTY UTILIZED BY SUCH GOVERNMENTS. EACH FUND WILL NOT ORIGINATE LEASES AS A LESSOR, BUT WILL INSTEAD PURCHASE A PARTICIPATION INTEREST IN THE REGULAR PAYMENT STREAM OF THE UNDERLYING LEASE FROM A BANK, EQUIPMENT LESSOR OR OTHER THIRD PARTY. GENERAL OBLIGATION BONDS ARE SECURED BY THE ISSUER'S PLEDGE OF ITS FAITH, CREDIT AND TAXING POWER FOR THE PAYMENT OF PRINCIPAL AND INTEREST. REVENUE BONDS ARE PAYABLE FROM THE REVENUE DERIVED FROM A PARTICULAR FACILITY OR CLASS OF FACILITIES OR, IN SOME CASES, FROM THE PROCEEDS OF A SPECIAL EXCISE TAX OR OTHER SPECIFIC REVENUE SOURCE, BUT NOT FROM THE GENERAL TAXING POWER. TAX-EXEMPT INDUSTRIAL DEVELOPMENT BONDS ARE IN MOST CASES REVENUE BONDS AND GENERALLY DO NOT CARRY THE PLEDGE OF THE CREDIT OF THE ISSUING MUNICIPALITY. THE REVENUES FROM WHICH SUCH BONDS ARE PAID GENERALLY CONSTITUTE AN OBLIGATION OF THE CORPORATE ENTITY ON WHOSE BEHALF THE BONDS ARE ISSUED.

ALTHOUGH THE PARTICIPATIONS IN MUNICIPAL LEASES WHICH A TAX-EXEMPT FUND MAY PURCHASE (HEREINAFTER CALLED "LEASE OBLIGATIONS") DO NOT CONSTITUTE GENERAL OBLIGATIONS OF THE MUNICIPALITY FOR WHICH THE MUNICIPALITY'S TAXING POWER IS PLEDGED, A LEASE OBLIGATION IS ORDINARILY BACKED BY THE MUNICIPALITY'S COVENANT TO BUDGET FOR, APPROPRIATE AND MAKE THE PAYMENTS DUE UNDER THE LEASE OBLIGATION. HOWEVER, CERTAIN LEASE OBLIGATIONS CONTAIN "NON-APPROPRIATION" CLAUSES WHICH PROVIDE THAT THE MUNICIPALITY HAS NO OBLIGATION TO MAKE LEASE PAYMENTS IN FUTURE YEARS UNLESS MONEY IS APPROPRIATED FOR SUCH PURPOSE ON A YEARLY BASIS. IN ADDITION TO THE "NON-APPROPRIATION" RISK, THESE SECURITIES REPRESENT A RELATIVELY NEW TYPE OF FINANCING THAT HAS NOT YET DEVELOPED THE DEPTH OF MARKETABILITY ASSOCIATED WITH MORE CONVENTIONAL BONDS AND THEREFORE MAY BE LESS LIQUID THAN OTHER MUNICIPAL SECURITIES. ALTHOUGH "NON-APPROPRIATION" LEASE

OBLIGATIONS ARE SECURED BY THE LEASED PROPERTY, DISPOSITION OF THE PROPERTY IN THE EVENT OF FORECLOSURE MIGHT PROVE DIFFICULT. A FUND WILL ONLY PURCHASE LEASE OBLIGATIONS WHICH ARE RATED IN THE TOP CATEGORY BY EITHER STANDARD & POOR'S
CORPORATION ("S&P") OR MOODY'S INVESTOR SERVICE, INC. ("MOODY'S"). EACH FUND WILL NOT INVEST MORE THAN 10% OF ITS NET INVESTMENT ASSETS IN LEASE OBLIGATIONS (INCLUDING, BUT NOT LIMITED TO THOSE LEASE OBLIGATIONS WHICH CONTAIN "NONAPPROPRIATION CLAUSES"), OR ANY OTHER ILLIQUID SECURITIES.

EACH TAX-EXEMPT FUND WILL ONLY PURCHASE LEASE OBLIGATIONS WHICH ARE COVERED BY AN EXISTING OPINION OF LEGAL COUNSEL EXPERIENCED IN MUNICIPAL LEASE TRANSACTIONS THAT, AS OF THE DATE OF ISSUE OR PURCHASE OF EACH PARTICIPATION INTEREST IN A MUNICIPAL LEASE, THE INTEREST PAYABLE ON SUCH OBLIGATION IS EXEMPT FROM BOTH FEDERAL INCOME TAX AND THE RELEVANT STATE'S INCOME TAX AND THAT THE UNDERLYING LEASE WAS THE VALID AND BINDING OBLIGATION OF THE GOVERNMENTAL ISSUER.

EACH TAX-EXEMPT FUND ALSO MAY PURCHASE FLOATING AND VARIABLE RATE DEMAND NOTES FROM MUNICIPAL AND NON-GOVERNMENTAL ISSUERS. THESE NOTES NORMALLY HAVE A STATED MATURITY IN EXCESS OF ONE YEAR, BUT PERMIT THE HOLDER TO DEMAND PAYMENT OF PRINCIPAL PLUS ACCRUED INTEREST UPON A SPECIFIED NUMBER OF DAYS NOTICE. FREQUENTLY, SUCH OBLIGATIONS ARE SECURED BY LETTERS OF CREDIT OR OTHER CREDIT SUPPORT ARRANGEMENTS PROVIDED BY BANKS. USE OF LETTERS OF CREDIT OR OTHER CREDIT SUPPORT ARRANGEMENTS WILL GENERALLY NOT ADVERSELY AFFECT THE TAX-EXEMPT STATUS OF THESE OBLIGATIONS. THE ADVISER WILL RELY UPON THE OPINION OF THE ISSUER'S BOND COUNSEL TO DETERMINE WHETHER SUCH NOTES ARE EXEMPT FROM FEDERAL AND THE RELEVANT STATE'S INCOME TAXATION. THE ISSUER OF FLOATING AND VARIABLE RATE DEMAND NOTES NOMINALLY HAS A CORRESPONDING RIGHT, AFTER A GIVEN PERIOD, TO PREPAY IN ITS DISCRETION THE OUTSTANDING PRINCIPAL AMOUNT OF THE NOTE PLUS ACCRUED INTEREST UPON A SPECIFIED NUMBER OF DAYS NOTICE TO THE NOTE HOLDERS. THE INTEREST RATE ON A FLOATING RATE DEMAND NOTE IS BASED ON A KNOWN LENDING RATE, SUCH AS A BANK'S PRIME RATE, AND IS ADJUSTED AUTOMATICALLY EACH TIME SUCH RATE IS ADJUSTED. THE INTEREST RATE ON A VARIABLE RATE DEMAND NOTE IS ADJUSTED AT SPECIFIED INTERVALS, BASED UPON A KNOWN LENDING RATE. THE ADVISER WILL MONITOR THE CREDITWORTHINESS OF THE ISSUERS OF FLOATING AND VARIABLE RATE DEMAND NOTES. EACH FUND WILL NOT INVEST IN DERIVATIVE FINANCIAL INSTRUMENTS OTHER THAN IN CONNECTION WITH ITS HEDGING ACTIVITIES.

AS NOTED, THE TAX-EXEMPT FUNDS INVEST A SUBSTANTIAL PORTION OF THEIR ASSETS IN INVESTMENT GRADE MUNICIPAL SECURITIES. LOWER QUALITY SECURITIES INVOLVE A GREATER RISK OF DEFAULT, INCLUDING NONPAYMENT OF PRINCIPAL AND INTEREST, THAN INVESTMENT GRADE SECURITIES; HOWEVER, THE RISK OF DEFAULT IS PRESENT IN INVESTMENT GRADE SECURITIES. MUNICIPAL SECURITIES RATED IN THE LOWEST CATEGORY OF INVESTMENT GRADE DEBT MAY HAVE SPECULATIVE CHARACTERISTICS. INVESTMENT IN MEDIUM-QUALITY DEBT SECURITIES (RATED BBB OR A BY S&P OR BAA OR A BY MOODY'S) INVOLVES GREATER INVESTMENT RISK, INCLUDING THE POSSIBILITY OF ISSUER DEFAULT OR BANKRUPTCY, THAN INVESTMENT IN HIGHER-QUALITY DEBT SECURITIES. MEDIUM-QUALITY MUNICIPAL SECURITIES ARE CONSIDERED TO POSSESS ADEQUATE, BUT NOT OUTSTANDING, CAPACITIES TO SERVICE THEIR OBLIGATIONS. AN ECONOMIC DOWNTURN COULD SEVERELY DISRUPT THIS MARKET AND ADVERSELY AFFECT THE VALUE OF OUTSTANDING BONDS AND THE ABILITY OF THE ISSUERS TO REPAY PRINCIPAL AND INTEREST. DURING A PERIOD OF ADVERSE ECONOMIC CHANGES, INCLUDING A PERIOD OF RISING INTEREST RATES, ISSUERS OF SUCH BONDS ARE MORE LIKELY TO EXPERIENCE DIFFICULTY IN SERVICING THEIR PRINCIPAL AND INTEREST PAYMENT OBLIGATIONS THAN IS THE CASE WITH HIGHER GRADE BONDS. THE PRINCIPAL TRADING MARKET FOR THE MUNICIPAL SECURITIES WILL GENERALLY BE IN THE OVER-THE-COUNTER MARKET. AS A RESULT, THE EXISTENCE OF A LIQUID TRADING MARKET FOR THE MUNICIPAL SECURITIES MAY DEPEND ON WHETHER DEALERS WILL

MAKE A MARKET IN SUCH SECURITIES. THERE CAN BE NO ASSURANCE THAT A MARKET WILL BE MADE FOR ANY OF THE MUNICIPAL SECURITIES, THAT ANY MARKET FOR THE MUNICIPAL SECURITIES WILL BE MAINTAINED OR OF THE LIQUIDITY OF THE MUNICIPAL SECURITIES IN ANY MARKETS MADE. MEDIUM-QUALITY DEBT SECURITIES TEND TO BE LESS MARKETABLE THAN HIGHER-QUALITY DEBT SECURITIES BECAUSE THE MARKET IS LESS LIQUID. THE MARKET FOR UNRATED DEBT SECURITIES IS EVEN NARROWER. DURING PERIODS OF THIN TRADING IN THESE MARKETS, THE SPREAD BETWEEN BID AND ASKED PRICES IS LIKELY TO INCREASE SIGNIFICANTLY, AND A TAX-EXEMPT FUND MAY HAVE GREATER DIFFICULTY SELLING THE MEDIUM-QUALITY DEBT SECURITIES IN ITS PORTFOLIO.

IN ADDITION, CERTAIN OF THE MUNICIPAL SECURITIES IN WHICH A TAX-EXEMPT FUND INVESTS MAY BE SUBJECT TO EXTRAORDINARY OPTIONAL AND/OR MANDATORY REDEMPTIONS AT PAR IF CERTAIN EVENTS SHOULD OCCUR. TO THE EXTENT SECURITIES WERE PURCHASED AT A PRICE IN EXCESS OF THE PAR VALUE THEREOF AND ARE SUBSEQUENTLY REDEEMED AT PAR AS A RESULT OF AN EXTRAORDINARY REDEMPTION, A TAX-EXEMPT FUND WOULD SUFFER A LOSS OF PRINCIPAL.

IN ADDITION TO THE FOREGOING, THE YIELDS ON MUNICIPAL SECURITIES ARE DEPENDENT ON A VARIETY OF FACTORS, INCLUDING GENERAL MONEY MARKET CONDITIONS, THE FINANCIAL CONDITION OF THE ISSUER, GENERAL CONDITIONS OF THE STATE'S TAX-EXEMPT OBLIGATION MARKET, THE SIZE OF A PARTICULAR OFFERING, THE MATURITY OF THE OBLIGATION AND THE RATING OF THE ISSUE OR ISSUER. THE RATINGS OF MOODY'S AND S&P REPRESENT THEIR OPINIONS AS TO THE QUALITY OF THE MUNICIPAL SECURITIES WHICH THEY UNDERTAKE TO RATE. IT SHOULD BE EMPHASIZED, HOWEVER, THAT RATINGS ARE GENERAL, AND NOT ABSOLUTE, STANDARDS OF QUALITY. CONSEQUENTLY, MUNICIPAL SECURITIES OF THE SAME MATURITY, INTEREST RATE AND RATING MAY HAVE DIFFERENT YIELDS, WHILE MUNICIPAL SECURITIES OF THE SAME MATURITY AND INTEREST RATE WITH DIFFERENT RATINGS MAY HAVE THE SAME YIELD. SUBSEQUENT TO THEIR PURCHASE BY A TAX-EXEMPT FUND, PARTICULAR MUNICIPAL SECURITIES OR OTHER INVESTMENTS MAY CEASE TO BE RATED OR THEIR RATINGS MAY BE REDUCED BELOW THE MINIMUM RATING REQUIRED FOR PURCHASE BY A TAX-EXEMPT FUND.

FACTORS THAT PERTAIN TO NEBRASKA. BECAUSE THE NEBRASKA FUND WILL INVEST SUBSTANTIALLY ALL OF ITS ASSETS IN NEBRASKA MUNICIPAL SECURITIES, THE FUND IS SUSCEPTIBLE TO POLITICAL AND ECONOMIC FACTORS AFFECTING THE ISSUERS OF NEBRASKA MUNICIPAL SECURITIES. BECAUSE OF LIMITATIONS CONTAINED IN THE STATE CONSTITUTION, THE STATE OF NEBRASKA ISSUES NO GENERAL OBLIGATION BONDS SECURED BY THE FULL FAITH AND CREDIT OF THE STATE. SEVERAL AGENCIES AND INSTRUMENTALITIES OF STATE GOVERNMENT ARE AUTHORIZED TO ISSUE BONDS SECURED BY REVENUE FROM SPECIFIC PROJECTS AND ACTIVITIES.

ALONG WITH POSITIVE POPULATION GROWTH, NEBRASKA HAS ENJOYED REGULAR ECONOMIC GROWTH DURING THE PAST FEW YEARS. HISTORICALLY, THE STATE'S ECONOMY IS LESS CYCLICAL THAN THE NATIONAL ECONOMY; THAT IS, IT TYPICALLY DOES NOT GROW AS QUICKLY AS THE NATIONAL ECONOMY DURING PERIODS OF EXPANSION BUT IT ALSO DOES NOT CONTRACT AS MUCH DURING PERIODS OF RECESSION. NEBRASKA'S ECONOMY EXPANDED DURING 1998 AND 1999 WITH STEADY GROWTH IN LABOR FORCE, EMPLOYMENT, RETAIL SALES, INCOME AND TOURISM. OVERALL, THE STATE'S ECONOMY IS EXPECTED TO REMAIN STRONG THROUGH 2001 ALTHOUGH BUSINESSES HAVE INDICATED WEAKNESSES TIED TO THE AGRICULTURE SECTOR. THIS COULD INCREASE MIGRATION FROM RURAL AREAS TO THE CITIES OF NEBRASKA.

FACTORS THAT PERTAIN TO COLORADO. BECAUSE OF LIMITATIONS CONTAINED IN THE STATE CONSTITUTION, THE STATE OF COLORADO ISSUES NO GENERAL OBLIGATION BONDS SECURED BY THE FULL FAITH AND CREDIT OF THE STATE. SEVERAL AGENCIES AND INSTRUMENTALITIES OF STATE GOVERNMENT ARE AUTHORIZED TO ISSUE SHORT-TERM REVENUE ANTICIPATION NOTES.

THERE ARE APPROXIMATELY 2,000 UNITS OF LOCAL GOVERNMENT IN COLORADO, INCLUDING COUNTIES, STATUTORY CITIES AND TOWNS, HOME-RULE CITIES AND COUNTIES, SCHOOL DISTRICTS AND A VARIETY OF WATER, IRRIGATION, AND OTHER SPECIAL DISTRICTS AND SPECIAL IMPROVEMENT DISTRICTS, ALL WITH VARIOUS CONSTITUTIONAL AND STATUTORY AUTHORITY TO LEVY TAXES AND INCUR INDEBTEDNESS. THE MAJOR SOURCE OF REVENUE FOR FUNDING SUCH INDEBTEDNESS IS THE AD VALOREM PROPERTY TAX, WHICH PRESENTLY IS LEVIED AND COLLECTED SOLELY AT THE LOCAL LEVEL, ALTHOUGH THE STATE IS ALSO AUTHORIZED TO LEVY SUCH TAXES. THERE IS A STATUTORY RESTRICTION ON THE AMOUNT OF ANNUAL INCREASES IN TAXES THAT CAN BE LEVIED BY THE VARIOUS TAXING JURISDICTIONS IN COLORADO WITHOUT ELECTORAL APPROVAL.

IN 1992, AN AMENDMENT TO THE CONSTITUTION OF THE STATE OF COLORADO WAS APPROVED AND WENT INTO EFFECT. IN GENERAL, THE EFFECT OF THE AMENDMENT WAS TO LIMIT THE ABILITY OF THE STATE AND LOCAL GOVERNMENTS TO INCREASE REVENUES AND EXPENDITURES, ISSUE DEBT AND ENTER INTO OTHER FINANCIAL OBLIGATIONS AND RAISE TAXES.

COLORADO'S ECONOMY IS DIVERSIFIED AND THE STATE HAS BECOME THE SERVICES CENTER FOR THE ROCKY MOUNTAIN REGION. THE STATE'S ECONOMY INCLUDES AGRICULTURE, MANUFACTURING (ESPECIALLY HIGH TECHNOLOGY AND COMMUNICATIONS), CONSTRUCTION, TOURISM (SKI RESORTS AND NATIONAL PARKS) AND MINING (PRIMARILY OIL PRODUCTION). COLORADO HAS RECOVERED FROM ECONOMIC DIFFICULTIES EXPERIENCED DURING THE PAST SEVERAL YEARS, WHICH CAUSED STATE GOVERNMENT REVENUE SHORTFALLS AT THAT TIME.

EMPLOYMENT IN COLORADO IS DIVERSIFIED AMONG COMMUNICATIONS, SERVICES, TRADE, GOVERNMENT AND MANUFACTURING. EMPLOYMENT GROWTH IN COLORADO HAS EXCEEDED THAT OF THE UNITED STATES AS A WHOLE SINCE 1989.

THERE CAN BE NO ASSURANCE THAT FUTURE ECONOMIC DIFFICULTIES AND THEIR IMPACT ON STATE AND LOCAL GOVERNMENT FINANCES WILL NOT ADVERSELY AFFECT THE MARKET VALUE OF THE COLORADO OBLIGATIONS HELD BY THE FUND OR THE ABILITY OF THE RESPECTIVE OBLIGORS TO PAY DEBT SERVICE ON CERTAIN OF SUCH OBLIGATIONS.

        PREFERRED STOCK. The Short/Intermediate Fund, Fixed INCOME FUND AND Income Fund may each invest up to 15% of their assets, respectively, in preferred stocks. Some of the preferred stocks in which the Funds invest trade in the over-the-counter market. These "unlisted preferred stocks" generally trade at a lower volume, which may limit their liquidity.


        WHEN ISSUED AND DELAYED-DELIVERY SECURITIES. Each Fund may purchase securities on a "when-issued" or delayed-delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will generally not pay for such securities or start earning interest on them until they are received on the settlement date. When a Fund agrees to purchase securities on a "when issued" basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, such Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of a Fund's commitment. Each Fund's commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase "when issued" securities ever exceeded 25% of the value of its assets.

        When a Fund engages in "when issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing the opportunity to obtain a price or yield considered to be advantageous. Each of the Funds will engage in "when issued" delivery transactions only for the purpose of acquiring portfolio securities consistent with and in furtherance of the Fund's investment objectives and policies and not for investment leverage, although such transactions represent a form of leveraging.


        MORTGAGE RELATED SECURITIES. The TAX-EXEMPT FUNDS, Short/Intermediate Fund, Fixed INCOME FUND, Income Fund and Balanced Fund may, consistent with their respective investment objective and policies, invest in mortgage related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.


        Mortgage related securities, for purposes of such Funds' Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the security and lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Short/Intermediate Fund, Fixed Income Fund and the Balanced Fund. In addition, regular payments received in respect of mortgage related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.


        The TAX-EXEMPT FUNDS, Short/Intermediate Fund, Fixed INCOME FUND, Income Fund and Balanced Fund may also invest in mortgage related securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Mortgage related securities will be purchased only if rated in the four highest bond rating categories assigned by one or more appropriate NRSROs, or, if unrated, which the Advisers deems to present attractive opportunities and are of comparable quality.

        There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the U.S. government. The FNMA is a government sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCS"). The FHLMC is a corporate instrumentality of the U.S. government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. government or by any Federal Home Loan Banks and do not constitute a debt or obligation of the U.S. government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

        As stated in the Prospectus, also included among the mortgage-related securities that such Funds may purchase are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") Certain CMOs and REMICs are issued by private issuers. Such securities may be eligible for purchase by the Short/Intermediate Fund, Fixed Income Fund and Balanced Fund if:
(1) the issuer has obtained an exemptive order from the Commission regarding purchases by investment companies of equity interests of other investment companies, or (2) such purchase is within the limitations imposed by Section 12 of the Investment Company Act of 1940, as amended (the "1940 Act").


        Certain debt securities such as, but not limited to, mortgage-backed securities, CMOs, asset-backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of a Fund's weighted average maturity, the effective maturity of such securities will be used. Depending upon the prevailing market conditions, First National may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, First National will consider many factors other than current yield, including the preservation of capital, maturity and yield to maturity.

        OTHER ASSET-BACKED SECURITIES. The Short/Intermediate Fund, Fixed INCOME FUND, Income Fund and Balanced Fund may also invest in interests in pools of receivables, such as motor vehicle installment purchase obligations (known as Certificates of Automobile Receivables or CARs) and credit card receivables (known as Certificates of Amortizing Revolving Debts or CARDs). Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.


        Such securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. Non-mortgage-backed securities will be purchased by the Short/Intermediate Fund, Fixed Income Fund or Balanced Fund only when rated in one of the four highest rating categories for such securities by one or more appropriate NRSROs at the time of purchase. In addition, such securities generally will have remaining estimated lives at the time of purchase of seven years or less.

        The development of these asset-backed securities is at an early state compared to mortgage-backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for mortgage-backed securities issued by certain private organizations and nonmortgage-backed securities is not as well developed. The Advisers will limit purchases of asset-backed securities to securities that are deemed to be readily marketable by the Advisers at the time of purchase.


        Asset-backed securities held by the Short/Intermediate Fund, Fixed INCOME FUND, Income Fund or Balanced Fund arise through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments which generally consist of both interest and principal payments.


        The estimated life of an asset-backed security may vary with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be a function of current market interest rates and other economic and demographic factors. Since prepayment experience can vary, asset-backed securities may be a less effective vehicle for locking in high long-term yields. None of these Funds will invest more than 5% of its assets in such other asset-backed securities.


        MEDIUM-GRADE DEBT SECURITIES. As stated in the Prospectus, EACH FUND EXCEPT THE MONEY MARKET Fund may each invest in securities within the four highest rating groups assigned by one or more appropriate NRSROs, including securities rated in the fourth highest rating group or, if unrated, judged by the Advisers to be of comparable quality ("Medium-Grade Securities").


        As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest.

        Medium-Grade Securities are considered by Moody's and Standard & Poor's to have some speculative characteristics, and are generally subject to greater credit risk because issuers are more vulnerable to changes in economic conditions, higher interest rates or adverse issuer-specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher-rated debt securities. In addition, the price of Medium-Grade Securities is generally subject to greater market risk and therefore reacts more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.


        Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability a Fund to sell such securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited.

        Particular types of Medium-Grade Securities may present special concerns. Some Medium-Grade Securities may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that A FUND may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.


        The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Advisers conduct their own independent credit analysis of Medium-Grade Securities.

        Should subsequent events cause the rating of a debt security purchased by one of the Funds to fall below the fourth highest rating category, as the case may be, the Advisers will consider such an event in determining whether that Fund should continue to hold that security. The Advisers expect that they would not retain more than 5% of the assets of any Fund in such downgraded securities. In no event, however, would that Fund be required to liquidate any such portfolio security where the Fund should suffer a loss on the sale of such security.


        SECURITIES OF OTHER INVESTMENT COMPANIES. Each FUND MAY INVEST IN SECURITIES ISSUED BY OTHER INVESTMENT COMPANIES. EACH FUND EXCEPT THE MONEY MARKET FUND MAY ALSO INVEST IN SHARES of the Money Market Fund. EACH Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;
(b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of these Funds. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest, other than the Money Market Fund, may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by that Fund and, therefore, will be borne directly by shareholders. In order to reduce the imposition of additional fees as a result of investing in shares of the Money Market Fund, the Advisers, the Administrator and their affiliates will reduce their fees charged to a Fund by an amount equal to the fees charged by such service providers based on a percentage of that Fund's assets attributable to such Fund's investment in the Money Market Fund.

        INCOME PARTICIPATION LOANS. The Short/Intermediate Fund, Fixed INCOME FUND, Income Fund and Balanced Fund may make or acquire PARTICIPATIONS in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.

        Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by the Short/Intermediate Fund, Fixed INCOME FUND, Income Fund and Balanced Fund may have a demand provision permitting such Fund to require repayment within seven days. Participation in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are not readily marketable, they will be subject to the Fund's 5% limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless such Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Company's Board of Directors will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

        The Short/Intermediate Fund, Fixed INCOME FUND, Income Fund and Balanced Fund will purchase income participation loans only if such instruments are, in the opinion of the ADVISER, of comparable quality to securities rated within the four highest rating groups assigned by one or more appropriate NRSROs. None of these Funds will invest more than 5% of its assets in such securities.


        OTHER LOANS. In order to generate additional income, each Fund (excluding the Money Market Fund) may, from time to time, lend it portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral will be valued daily by the Advisers. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to that Fund. During the time portfolio securities are on loan, the borrower pays that Fund any dividends or interest received on such securities. Loans are subject to termination by such Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, each Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower would default in its obligations, such Fund bears the risk of delay in recovery of the portfolio securities and the loss of rights in the collateral. A Fund will enter into loan agreements only with broker-dealers, banks or other institutions that the Advisers have determined are creditworthy under guidelines established by the Company's Board of Directors.

        REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and/or registered broker-dealers which the Advisers deem credit-worthy under guidelines approved by the Company's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements will be of the same type and quality as those in which such Fund may invest directly. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) plus the transaction costs, including loss of interest, that such Fund reasonably could expect to incur if the seller defaults. This requirement will be continually monitored by the Advisers If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by such Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Directors of the Company believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Company if presented with the question. Securities subject to repurchase agreements will be held by that Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

        REVERSE REPURCHASE AGREEMENTS. As discussed in the Prospectus, each of the Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with such Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities and that the buyer may default on its obligation to sell such securities back to a Fund Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

        Except as otherwise disclosed to the Shareholders of a Fund, the Company will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisers, the Administrator, or their affiliates, and will not give preference to the Advisers' correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

        ILLIQUID SECURITIES. Each Fund may invest up to 5% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities). The Board of Directors has the ultimate authority to determine which securities are liquid or illiquid for purposes of this limitation. Certain securities ("restricted securities") exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended ("Securities Act") (securities that may be resold pursuant to Rule 144A or Regulation S under the Securities Act), may be considered liquid. The Board has delegated to the Advisers the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Directors has directed the Advisers to look to such factors as (a) the nature of the market for a security (including the institutional private or international resale market), (b) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (c) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (d) other permissible relevant factors. Certain securities, such as repurchase obligations maturing in more than seven days, are currently considered illiquid.

        Restricted securities may be sold only in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, that Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors. If through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 5% of the value of its net assets is invested in illiquid assets, including restricted securities which are not readily marketable, that Fund will take such steps as it deems advisable, if any, to reduce the percentage of such securities to 5% or less of the value of its net assets.

        TEMPORARY DEFENSIVE POSITIONS. During temporary defensive periods as determined by First National, the Equity Fund, Growth Fund and Small Cap Value Fund may each hold up to 100% of its total assets in high-quality short-term obligations including domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by bank instruments. However, to the extent that a Fund is so invested in debt obligations, such Fund may not achieve its investment objective.

        OVER-THE-COUNTER MARKET. The Balanced Fund, Equity Fund, Growth Fund and Small Cap Value Fund may each invest in common stocks, some of which will be traded in the over-the-counter market. In contrast to the securities exchanges, the over-the counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Any security can be traded in the over-the-counter market as long as an individual or firm is willing to make a market in the security. Because there are no minimum requirements for a company's assets or earnings or the number of its stockholders in order for its stock to be traded over-the-counter, there is great diversity in the size and profitability of companies whose stocks trade in this market, ranging from relatively small little-known companies to well-established corporations. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.


        SMALL-AND-MEDIUM-CAPITALIZATION COMPANIES. The Growth FUND AND SMALL CAP VALUE Fund may invest in securities issued by companies with relatively smaller or medium capitalization. Some securities issued by companies with relatively smaller market capitalizations in general present greater risks than securities issued by companies with larger market capitalization and may be subject to large, abrupt or erratic fluctuations in price due, in part, to such factors as the issuer's dependence upon key personnel, the lack of internal resources, the inability to obtain funds from external sources, and dependence on a new product or service for which there is no firmly established market. Therefore, the net asset value of the A Fund could be influenced by such price fluctuations in the securities of small-capitalization companies held by the Fund. An emphasis on appreciation and medium-capitalization companies may result in even greater risk than is inherent in other equity investment alternatives. The FUNDS will likely have somewhat greater volatility than the stock market generally, as measured by the S&P 500 Index.

UNDER NORMAL MARKET CONDITIONS, THE SMALL CAP VALUE FUND WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN COMMON STOCKS AND SECURITIES CONVERTIBLE INTO COMMON STOCKS (SUCH AS CONVERTIBLE BONDS, CONVERTIBLE PREFERRED STOCKS, WARRANTS, OPTIONS AND RIGHTS) ISSUED BY COMPANIES HAVING SMALL MARKET CAPITALIZATION.


INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

        Each Fund's investment objective is a fundamental policy and may not be changed without a vote of the holders of a majority of such Fund's outstanding Shares. In addition, the following investment restrictions may be changed with respect to a particular Fund only by a vote of the majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION Vote of a Majority of the Outstanding Shares").


        Each FUND EXCEPT THE TAX-EXEMPT FUNDS WILL NOT PURCHASE securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase: (a) more than 5% of the value of such Fund's total assets would be invested in such issuer; or (b) such Fund would hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

        EACH OF THE FUNDS WILL NOT:

        1. Purchase any securities which would cause more than 25% of the value of a Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

        2. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

         3. Make loans, except that each Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.


        In addition, the Money Market Fund may not:

        1. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that such Fund may be deemed to be an underwriter under certain securities laws, in the disposition of "restricted securities" acquired in accordance with that Fund's investment objectives and policies;

        2. Purchase or sell commodities, commodity contracts (including futures contracts), oil, gas or mineral exploration or development programs, or real estate (although investments by such Fund in marketable securities of companies engaged in such activities are not hereby precluded);

        3.     Write or purchase put or call options;

        4.  Invest  in  any  issuer  for  purposes  of  exercising   control  or
management; and

        5. Purchase or retain securities of any issuer if the officers or Directors of the Company or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.


        In addition, none of the TAX-EXEMPT FUNDS, Short/Intermediate Fund, Fixed Income Fund, INCOME FUND, Balanced Fund, Equity Fund and Small Cap Value Fund may:


        1. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

        2.     Engage in any short sales;

        3. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

        4. Purchase or sell commodities or commodities contracts, unless and until disclosed in the current Prospectus of the Funds; and

        5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities are not prohibited by this restriction).

        In addition, the Growth Fund may not:

        1. Act as an underwriter or distributor of securities other than shares of the Fund except to the extent that the Fund's participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio may be deemed an underwriting, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities;

        2. Purchase or sell commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from engaging in transactions involving foreign currencies, futures contracts, options on futures contracts or options, or from investing in securities or other instruments backed by physical commodities); and

        3. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities are not prohibited by this restriction).

NON-FUNDAMENTAL RESTRICTIONS

        The following additional investment restrictions may be changed by the Board of Directors without the vote of a majority of the outstanding Shares of a
Fund:

        Each Fund may not:

        1. Purchase or otherwise acquire any securities if, as a result, more than 5% of that Fund's net assets would be invested in securities that are illiquid.


         2. Purchase securities of other investment companies except (a) to the extent permitted by the Investment Company Act of 1940 and the rules, regulations and orders thereunder, or (b) in connection with a merger, consolidation, acquisition or reorganization.

In addition, the Money Market Fund AND THE TAX-EXEMPT FUNDS may not buy common stocks or voting securities.


        Irrespective of fundamental investment restriction number 1 above, and pursuant to Rule 2a-7 under the 1940 Act, the Money Market Fund will, with respect to 100% of its total assets, limit its investment in the securities of any one issuer in the manner provided by such Rule.


        The TAX-EXEMPT FUNDS, Short/Intermediate Fund, Fixed Income Fund, INCOME FUND, Balanced Fund, Equity Fund and Small Cap Value Fund may not:

        1. Purchase participations or direct interests in oil, gas or other mineral exploration or development programs (although investments by such Funds in marketable securities of companies engaged in such activities are not prohibited in this restriction);

        2. Purchase or retain the securities of an issuer if, to the knowledge of such Fund's management, the officers or Directors of the Company, and the officers or directors of First National, who each owns beneficially more than
 .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

          The Growth Fund may not:

        1. Purchase securities on margin (except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities) or participate in a joint trading account; provided, however, the Fund may (i) purchase or sell futures contracts, (ii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts, (iii) write or invest in put or call options on securities and indexes, and (iv) engage in foreign currency transactions. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of FNC to save brokerage costs on average prices among them is not deemed to result in a securities trading account.);

        2. Acquire illiquid securities if, as a result of such investments, more than five percent (5%) of the Fund's net assets (taken at market value at the time of each investment) would be invested in illiquid securities. "Illiquid securities" means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities; and

        3.     Engage in any short sales.

        If any percentage restriction described above (and in the Prospectus) is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause a Fund's investment in illiquid securities to exceed such Fund's limit on its investments in such securities, that Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, a Fund would not be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.


SPECIAL NON-FUNDAMENTAL DIVERSIFICATION AND CONCENTRATION POLICIES OF THE TAX-EXEMPT FUNDS

EACH TAX-EXEMPT FUND IS A NON-DIVERSIFIED FUND UNDER THE INVESTMENT COMPANY ACT OF 1940. THIS MEANS THAT MORE THAN 5% OF A FUND'S ASSETS MAY BE INVESTED IN THE OBLIGATIONS OF ANY ISSUER. THE TAX-EXEMPT FUNDS, HOWEVER, INTEND TO COMPLY WITH SUBCHAPTER M OF THE INTERNAL REVENUE CODE (THE "CODE") THAT LIMITS THE AGGREGATE VALUE OF ALL HOLDINGS (EXCEPT U.S. GOVERNMENT AND CASH ITEMS, AS DEFINED IN THE
CODE) THAT EXCEED 5% OF THE FUND'S TOTAL ASSETS TO AN AGGREGATE AMOUNT OF 50% OF SUCH ASSETS. ALSO, HOLDINGS OF A SINGLE ISSUER (WITH THE SAME EXCEPTIONS) MAY NOT EXCEED 25% OF A FUND'S TOTAL ASSETS. THESE LIMITS ARE MEASURED AT THE END OF EACH QUARTER. UNDER THE SUBCHAPTER M LIMITS, UP TO 50% OF A FUND'S TOTAL ASSETS MAY BE INVESTED IN AS FEW AS TWO SINGLE ISSUERS. IN THE EVENT OF DECLINE OF CREDITWORTHINESS OR DEFAULT UPON THE OBLIGATIONS OF ONE OR MORE SUCH ISSUERS

EXCEEDING 5%, AN INVESTMENT IN A FUND WILL ENTAIL GREATER RISK THAN IN A PORTFOLIO HAVING A POLICY OF "DIVERSIFICATION" BECAUSE A HIGH PERCENTAGE OF THE FUND'S ASSETS MAY BE INVESTED IN MUNICIPAL OBLIGATIONS OF ONE OR TWO ISSUERS. FURTHERMORE, A HIGH PERCENTAGE OF INVESTMENTS AMONG FEW ISSUERS MAY RESULT IN A GREATER DEGREE OF FLUCTUATION IN THE MARKET VALUE OF THE ASSETS OF A FUND AND CONSEQUENTLY A GREATER DEGREE OF FLUCTUATION OF THE FUND'S NET ASSET VALUE, BECAUSE THE FUND WILL BE MORE SUSCEPTIBLE TO ECONOMIC, POLITICAL, OR REGULATORY DEVELOPMENTS AFFECTING THESE SECURITIES THAN WOULD HE THE CASE WITH A PORTFOLIO COMPOSED OF VARIED OBLIGATIONS OF MORE ISSUERS.

IN ADDITION, BECAUSE OF THE RELATIVELY SMALL NUMBER OF ISSUERS OF MUNICIPAL SECURITIES IN NEBRASKA AND COLORADO, EACH FUND IS MORE LIKELY TO INVEST A HIGHER PERCENTAGE OF ITS ASSETS IN THE SECURITIES OF A SINGLE ISSUER THAN AN INVESTMENT COMPANY WHICH INVESTS IN A BROAD RANGE OF TAX-EXEMPT SECURITIES. THIS PRACTICE INVOLVES AN INCREASED RISK OF LOSS TO THE FUND IF THE ISSUER IS UNABLE TO MAKE INTEREST OR PRINCIPAL PAYMENTS OR IF THE MARKET VALUE OF SUCH SECURITIES DECLINES.

A FUND WILL NOT INVEST MORE THAT 25% OF ITS TOTAL ASSETS IN ANY INDUSTRY. GOVERNMENTAL ISSUERS OF MUNICIPAL SECURITIES ARE NOT CONSIDERED PART OF AN "INDUSTRY." HOWEVER, MUNICIPAL SECURITIES BACKED ONLY BY THE ASSETS AND REVENUES OF NON-GOVERNMENTAL USERS WILL FOR THIS PURPOSE BE DEEMED TO BE ISSUED BY SUCH NON-GOVERNMENTAL USERS, IN WHICH CASE THE 25% LIMITATION WOULD APPLY TO SUCH OBLIGATIONS. ACCORDINGLY, NO MORE THAN 25% OF A FUND'S ASSETS WILL BE INVESTED IN OBLIGATIONS DEEMED TO BE ISSUED BY NON-GOVERNMENTAL USERS IN ANY ONE INDUSTRY.

OVER 25% OF THE MUNICIPAL SECURITIES IN A FUND'S PORTFOLIO MAY HE HEALTH CARE REVENUE BONDS. RATINGS OF BONDS ISSUED FOR HEALTH CARE FACILITIES ARE OFTEN BASED ON FEASIBILITY STUDIES THAT CONTAIN PROJECTIONS OF OCCUPANCY LEVELS, REVENUES AND EXPENSES. A FACILITY'S GROSS RECEIPTS AND NET INCOME AVAILABLE FOR DEBT SERVICE MAY BE AFFECTED BY FUTURE EVENTS AND CONDITIONS INCLUDING, AMONG OTHER THINGS, DEMAND FOR SERVICES, THE ABILITY OF THE FACILITY TO PROVIDE THE SERVICES REQUIRED, PHYSICIANS' CONFIDENCE IN THE FACILITY, MANAGEMENT CAPABILITIES, COMPETITION WITH OTHER HOSPITALS, EFFORTS BY INSURERS AND GOVERNMENT AGENCIES TO LIMIT RATES, LEGISLATION ESTABLISHING STATE RATE-SETTING AGENCIES EXPENSES, GOVERNMENT REGULATION, THE COST AND POSSIBLE UNAVAILABILITY OF MALPRACTICE INSURANCE AND THE TERMINATION OR RESTRICTION OF GOVERNMENTAL
FINANCIAL ASSISTANCE, INCLUDING THAT ASSOCIATED WITH MEDICARE, MEDICAID AND OTHER SIMILAR THIRD PARTY PAYOR PROGRAMS. MEDICARE REIMBURSEMENTS ARE CURRENTLY CALCULATED ON A PROSPECTIVE BASIS UTILIZING A SINGLE NATIONWIDE SCHEDULE OF RATES. PRIOR TO THIS NATIONWIDE APPROACH, MEDICARE REIMBURSEMENTS WERE BASED ON THE ACTUAL COSTS INCURRED BY THE HEALTH FACILITY. THE CURRENT LEGISLATION MAY ADVERSELY AFFECT REIMBURSEMENTS TO HOSPITALS AND OTHER FACILITIES FOR SERVICES PROVIDED UNDER THE MEDICARE PROGRAM.

OVER 25% OF THE MUNICIPAL SECURITIES IN A FUND'S PORTFOLIO MAY DERIVE THEIR PAYMENT FROM MORTGAGE LOANS. CERTAIN OF THESE MUNICIPAL SECURITIES IN A FUND MAY BE SINGLE FAMILY MORTGAGE REVENUE BONDS ISSUED FOR THE PURPOSE OF ACQUIRING FROM ORIGINATING FINANCIAL INSTITUTIONS NOTES SECURED BY MORTGAGES ON RESIDENCES LOCATED WITHIN THE ISSUER'S BOUNDARIES AND OWNED BY PERSONS OF LOW OR MODERATE INCOME. MORTGAGE LOANS ARE GENERALLY PARTIALLY OR COMPLETELY PREPAID PRIOR TO THEIR FINAL MATURITIES, AS A RESULT OF EVENTS SUCH AS THE SALE OF THE MORTGAGED PREMISES, DEFAULT CONDEMNATION OR CASUALTY LOSS. BECAUSE THESE BONDS ARE SUBJECT TO EXTRAORDINARY MANDATORY REDEMPTION, IN WHOLE OR IN PART, FROM SUCH PREPAYMENTS ON MORTGAGE LOANS, A SUBSTANTIAL PORTION OF SUCH BONDS WILL PROBABLY HE REDEEMED PRIOR TO THEIR SCHEDULED MATURITIES OR EVEN PRIOR TO THEIR ORDINARY

CALL DATES. THE REDEMPTION PRICE OF SUCH ISSUES MAY BE MORE OR LESS THAN THE OFFERING PRICE OF SUCH BONDS. EXTRAORDINARY MANDATORY REDEMPTION WITHOUT PREMIUM COULD ALSO RESULT FROM THE FAILURE OF THE ORIGINATING FINANCIAL INSTITUTIONS TO MAKE MORTGAGE LOANS IN SUFFICIENT AMOUNTS WITHIN A SPECIFIED TIME PERIOD OR, IN SOME CASES, FROM THE SALE BY THE BOND ISSUER OF THE MORTGAGE LOANS. FAILURE OF THE ORIGINATING FINANCIAL INSTITUTIONS TO MAKE MORTGAGE LOANS WOULD BE DUE PRINCIPALLY TO THE INTEREST RATES ON MORTGAGE LOANS FUNDED FROM OTHER SOURCES BECOMING COMPETITIVE WITH THE INTEREST RATES ON THE MORTGAGE LOANS FUNDED WITH THE PROCEEDS OF THE SINGLE FAMILY MORTGAGE REVENUES AVAILABLE FOR THE PAYMENT OF THE PRINCIPAL OF OR INTEREST ON SUCH MORTGAGE REVENUE BONDS. SINGLE FAMILY MORTGAGE REVENUE BONDS ISSUED AFTER DECEMBER 31, 1980, WERE ISSUED UNDER SECTION 103A OF THE INTERNAL REVENUE CODE, WHICH SECTION CONTAINS CERTAIN ONGOING REQUIREMENTS RELATING TO THE USE OF THE PROCEEDS OF SUCH BONDS IN ORDER FOR THE INTEREST ON SUCH BONDS TO RETAIN ITS TAX-EXEMPT STATUS. IN EACH CASE THE ISSUER OF THE BONDS HAS COVENANTED TO COMPLY WITH APPLICABLE REQUIREMENTS AND BOND COUNSEL TO SUCH ISSUER HAS ISSUED AN OPINION THAT THE INTEREST ON THE BONDS IS EXEMPT FROM FEDERAL INCOME TAX UNDER EXISTING LAWS AND REGULATIONS. THERE CAN BE NO ASSURANCE THAT SUCH ONGOING REQUIREMENTS WILL BE MET. THE FAILURE TO MEET THESE REQUIREMENTS COULD CAUSE THE INTEREST ON THE BONDS TO BECOME TAXABLE, POSSIBLY RETROACTIVELY FROM THE DATE OF ISSUANCE.

CERTAIN OF THE MUNICIPAL SECURITIES IN A FUND'S PORTFOLIO MAY BE OBLIGATIONS OF ISSUERS WHOSE REVENUES ARE PRIMARILY DERIVED FROM MORTGAGE LOANS TO HOUSING PROJECTS FOR LOW TO MODERATE INCOME FAMILIES. THE ABILITY OF SUCH ISSUERS TO MAKE DEBT SERVICE PAYMENTS WILL BE AFFECTED BY EVENTS AND CONDITIONS AFFECTING FINANCED PROJECTS INCLUDING, AMONG OTHER THINGS, THE ACHIEVEMENT AND MAINTENANCE OF SUFFICIENT OCCUPANCY LEVELS AND ADEQUATE RENTAL INCOME, INCREASES IN TAXES, EMPLOYMENT AND INCOME CONDITIONS PREVAILING IN LOCAL LABOR MARKETS, UTILITY COSTS AND OTHER OPERATING EXPENSES, THE MANAGERIAL ABILITY OF PROJECT MANAGERS, CHANGES IN LAWS AND GOVERNMENTAL REGULATIONS, THE APPROPRIATION OF SUBSIDIES AND SOCIAL AND ECONOMIC TRENDS AFFECTING THE LOCALITIES IN WHICH THE PROJECTS ARE LOCATED. THE OCCUPANCY OF HOUSING PROJECTS MAY BE ADVERSELY AFFECTED BY HIGH RENT LEVELS AND INCOME LIMITATIONS IMPOSED UNDER FEDERAL AND STATE PROGRAMS. LIKE SINGLE FAMILY MORTGAGE REVENUE BENDS, MULTI-FAMILY MORTGAGE REVENUE BONDS ARE SUBJECT TO REDEMPTION AND CALL FEATURES, INCLUDING EXTRAORDINARY MANDATORY REDEMPTION FEATURES, UPON PREPAYMENT, SALE OR NON-ORIGINATION OF MORTGAGE LOANS AS WELL AS UPON THE OCCURRENCE OF OTHER EVENTS.

OVER 25% OF THE MUNICIPAL SECURITIES IN A FUND'S PORTFOLIO MAY BE OBLIGATIONS OF ISSUERS WHOSE REVENUES ARE PRIMARILY DERIVED FROM THE SALE OF ELECTRIC ENERGY. UTILITIES ARE GENERALLY SUBJECT TO EXTENSIVE REGULATION BY STATE UTILITY COMMISSIONS WHICH, AMONG OTHER THINGS, ESTABLISH THE RATES WHICH MAY BE CHARGED AND THE APPROPRIATE RATE OF RETURN ON AN APPROVED ASSETS BASED. THE PROBLEMS FACED BY SUCH ISSUERS INCLUDE THE DIFFICULTY IN OBTAINING APPROVAL FOR TIMELY AND ADEQUATE RATE INCREASES FROM THE GOVERNING PUBLIC UTILITY COMMISSION, THE DIFFICULTY IN FINANCING LARGE CONSTRUCTION PROGRAMS, THE LIMITATIONS ON
OPERATIONS AND INCREASED COSTS AND DELAYS ATTRIBUTABLE TO ENVIRONMENTAL CONSIDERATIONS, INCREASED COMPETITION, RECENT REDUCTIONS IN ESTIMATES OF FUTURE DEMAND FOR ELECTRICITY IN CERTAIN AREAS OF THE COUNTRY, THE DIFFICULTY OF THE CAPITAL MARKET IN ABSORBING UTILITY DEBT, THE DIFFICULTY IN OBTAINING FUEL AT REASONABLE PRICES AND THE EFFECT OF ENERGY CONSERVATION. ALL OF SUCH ISSUERS
HAVE BEEN EXPERIENCING CERTAIN OF THESE PROBLEMS IN VARYING DEGREES. IN ADDITION, FEDERAL, STATE AND MUNICIPAL GOVERNMENTAL AUTHORITIES MAY FROM TIME TO TIME REVIEW EXISTING AND IMPOSE ADDITIONAL REGULATIONS GOVERNING THE LICENSING, CONSTRUCTION AND OPERATION OF NUCLEAR POWER PLANTS, WHICH MAY ADVERSELY AFFECT THE ABILITY OF THE ISSUERS OF SUCH BONDS TO MAKE PAYMENTS OF PRINCIPAL AND/OR INTEREST OF SUCH BENDS.

OVER 25% OF THE MUNICIPAL SECURITIES IN A FUND'S PORTFOLIO MAY BE UNIVERSITY AND COLLEGE REVENUE OBLIGATIONS. UNIVERSITY AND COLLEGE REVENUE OBLIGATIONS ARE OBLIGATIONS OF ISSUERS WHOSE REVENUES ARE DERIVED MAINLY FROM TUITION, DORMITORY REVENUES, GRANTS AND ENDOWMENTS. GENERAL PROBLEMS FACED BY SUCH ISSUERS INCLUDE DECLINES IN THE NUMBER OF "COLLEGE" AGE INDIVIDUALS, POSSIBLE INABILITY TO RAISE TUITIONS AND FEES, THE UNCERTAINTY OF CONTINUED RECEIPT OF FEDERAL GRANTS AND STATE FUNDING, AND GOVERNMENT LEGISLATION OR REGULATIONS WHICH MAY ADVERSELY AFFECT THE REVENUES OR COSTS OF SUCH ISSUERS.


PORTFOLIO TURNOVER

        The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

        Because the Money Market Fund intends to invest entirely in securities with remaining maturities of less than one year and because the Commission requires such securities to be excluded from the calculation of portfolio turnover rate, the portfolio turnover with respect to the Money Market Fund is expected to be zero percent for regulatory purposes. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.

                                 NET ASSET VALUE

        As indicated in the Prospectus, the net asset value of each Fund is determined and the Shares of each Fund are priced each Business Day at the close of trading on the New York Stock Exchange ("NYSE") (typically 4 p.m. Eastern time), except for Money Market Fund shares, which are priced at 2 p.m. A "Business Day" is a day on which the NYSE is open for trading. A Fund is not required to calculate NAV if none of its shares were bought or sold that day. The NYSE will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

        Shares are purchased at their net asset value per share. Each Fund, except the Money Market Fund, calculates its net asset value (NAV) as follows:

                      NAV =      (VALUE OF FUND ASSETS)-(FUND LIABILITIES)
                                 -----------------------------------------
                          Number of Outstanding Shares

        VALUATION OF THE MONEY MARKET FUND. A security listed or traded on a recognized stock exchange or quoted on NASDAQ is valued at its last sale price prior to the time when assets are valued on the principal exchange on which the security is traded or on NASDAQ. If no sale is reported at that time the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current bid price. Where quotations are not readily available, the Funds' investments are valued at fair value as determined by management and approved in good faith by the Directors. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service approved by the Directors subject to review and determination of the appropriate price by the Company, whenever a furnished price is significantly different from the previous day's furnished price. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value.

        Generally, trading in foreign securities, as well as U.S. Government securities and certain cash equivalents and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the shares of the Funds are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and at the close of the NYSE, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined by management and approved in good faith by the Directors.

        For purposes of determining the net asset value per share of each Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean between the bid and offer prices of such currencies against United States dollars furnished by a pricing service approved by the Directors.

        A Fund's net asset value per share will be calculated separately from the per share net asset value of the other funds of the Company. "Assets belonging to" a fund consist of the consideration received upon the issuance of shares of the particular fund together with all net investment income, earnings, profits, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular series. Each Fund will be charged with the direct liabilities of that Fund and with a share of the general liabilities of the Company's Funds.


        The Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, which the Directors of the Company believe fairly reflects the market-based net asset value per share This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

        Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to the Money Market Fund's objective of maintaining a stable net asset value per share, provided that the Money Market Fund will not purchase any security with a remaining maturity of more than 397 days (13 months) (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Company's Board of Directors has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Money Market Fund, to stabilize the net asset value per share of the Money Market Fund for purposes of sales and redemptions at $1.00; although the Fund seeks to maintain a net asset value per share at $1.00, there can be no assurance that net asset value will not vary. These procedures include review by the Directors, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Money Market Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Directors promptly consider what action, if any, should be initiated. If the Directors believe that the extent of any deviation from the Money Market Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of the Money Market Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.


        VALUATION OF THE OTHER FUNDS.
        ----------------------------

  Each security traded on a U.S. national securities exchange or quoted on the NASDAQ National Market System ordinarily will be valued on the basis of its last sale price on the date of valuation or, if there are no sales that day, at the closing bid quotation. Securities traded on exchanges located outside of the U.S. will be valued on the basis of the price as of the most recent close of business on the exchange preceding the time of valuation. Debt securities (other than short-term instruments are valued at prices furnished by a pricing service. Securities and other assets for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Directors of the Company. Short-term securities are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

            ADDITIONAL PURCHASE, REDEMPTION, AND EXCHANGE INFORMATION

        PURCHASES. Shares of the Funds are sold on a continuous basis by the Distributor, and the Shares may be purchased either directly from the Funds or through Banks or certain other institutions. Investors purchasing Shares of the Funds may include officers, directors, or employees of the Advisers or their correspondent or affiliated banks.

        Customers of First National and FNC or their correspondent or affiliated banks (collectively, the "Banks") may purchase shares in connection with the requirements of their qualified accounts maintained at the Banks. In the case of the Money Market Fund, these procedures may include instructions under which a customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by the Bank and the customer are invested in shares of the Money Market Fund.

        Shares of the Funds purchased through the Banks acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the Banks. With respect to shares of the Funds so sold, it is the responsibility of the particular Bank to transmit purchase or redemption orders to the Company and to deliver federal funds for purchase on a timely basis. Beneficial ownership of shares will be recorded by the Banks and reflected in the account statements provided by the Banks to customers. A Bank will exercise voting authority for those shares for which it is granted authority by the customer.

        The Banks and other institutions may impose particular customer account requirements in connection with investments in the Funds, such as minimum account size or minimum account thresholds above which excess cash balances may be invested in Fund shares. In addition, depending on the terms of the particular account used to purchase shares of the Funds, the Banks or other institutions may impose charges against the account. These charges could include asset allocation fees, account maintenance fees, sweep fees, compensatory balance requirements, transaction charges or other charges based upon account transactions, assets or income. The charges will reduce the net return on an investment in a Fund. Investors should contact their institutions with respect to these fees and the particular institution's procedures for purchasing or redeeming shares. This Prospectus should be read in conjunction with any such information received from the Banks or the institutions.

        EXCHANGES. If shares are purchased through a Bank or other institution, the shares may be exchanged only in accordance with the instructions and procedures pertaining to that account.

        REDEMPTIONS. If a customer has agreed with a Bank to maintain a minimum balance in his or her account with the Bank, and the balance in that account falls below that minimum, the customer may be obligated to redeem, or the Bank may redeem on behalf of the customer, all or part of the customer's shares of a Fund to the extent necessary to maintain the required minimum balance. The minimum balance required by any such Bank or other institution may be higher than the minimum required by the Company.

        The Transfer Agent reserves the right to reject any signature guarantee if: (1) it has reason to believe that the signature is not genuine; (2) it has reason to believe that the transaction would otherwise be improper; or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

        The Company may suspend the right of redemption or postpone the date of payment for Shares of a Fund during any period when (a) trading on the New York

Stock Exchange is restricted by applicable rules and regulations of the Commission, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Company of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Company to determine the fair value of its net assets.

        The Company may redeem Shares of the Money Market Fund involuntarily if redemption appears appropriate in light of the Company's responsibilities under the 1940 Act. See "NET ASSET VALUE Valuation of the Money Market Fund" in this Statement of Additional Information.

                            MANAGEMENT OF THE COMPANY

DIRECTORS AND OFFICERS


        Overall responsibility for management of the Company rests with its Board of Directors, which is elected by the Shareholders of the Company. The Company will be managed by the Directors in accordance with the laws of Nebraska governing corporations. The Directors elect the officers of the Company to supervise actively its DAY-TO-DAY operations.


        The names of the Directors and officers of the Company, their addresses, and principal occupations during the past five years are as follows:

                           Position(s) Held    Principal Occupation(s)
Name, Address, and Age     With the Company    During Past 5 Years
----------------------     ----------------    -------------------

David P. Greer*            President and      Trust Officer, First National
3623 South 107th Avenue    Director           Bank of Omaha (1987-1994);
Omaha, NE  68124                              presently retired
Age: 70


James F. Volk              Treasurer         Director of Investment Accounting
530 E. Swedesford Road                       Operations, SEI Investments Mutual
Wayne, PA 19087                              Fund Services (1996-present);
Age 38                                       Assistant Chief Accountant of the
                                             Securities and Exchange
                                             Commission's Division of Investment
                                             Management (1993-1996)

Timothy D. Barto           Vice President    Vice President and Assistant
One Freedom Valley Drive   and Secretary     Secretary of the Administrator and
Oaks, PA  19456                              Distributor since November 1999;
Age:32                                       Associate at Dechert Price & Rhoads
                                             (1997-1999); Associate at Richter,
                                             Miller & Finn (1994-1997)


Joseph Caggiano            Director           Vice Chairman (1967-1993), Chief
302 South 36th Street                         Financial Officer (1967-1991) and
Omaha, NE  68131                              Vice-Chairman Emeritus
Age: 74                                       (1993-present) of Bozell Jacobs

Harry A. Koch, Jr.*        Director           President and Treasurer, The Harry
P.O. Box 6215                                 A. Koch Co., insurance agents and
Omaha, NE  68106                              brokers (1958-present)
Age: 70

Robert A. Reed             Director           President and Chief Executive
2600 Dodge Street                             Officer, Physicians Mutual
Omaha, NE  68131                              Insurance Company and Physicians
Age: 60                                       Life Insurance Company
                                              (1974-present)

                           Director           President and Shareholder,
Gary Witt                                     Lutz & Company, P.C., Certified
11837 Miracle Hills Drive                     Public Accountants (1987-present)
Suite 100
Omaha, NE  68154
Age: 48

-----------------
* Denotes "interested directors" as defined in the 1940 Act.

        The   following   table  sets  forth  certain   information   concerning
compensation paid by the Company to its Directors and officers in the fiscal year ending March 31, 2000.

                                          Pension or
                                          Retirement
                          Aggregate   Benefits Accrued  Estimated       Total
                        Compensation         as           Annual    Compensation
Name and                 to be Paid    Part of Company  Retirement  From Company
Position                 by Company       Expenses       Benefits
--------                 ----------       --------       --------   ------------
David P. Greer             $7,500            -0-            -0-         $7,500
President and Director

James F. Volk               -0-              -0-            -0-           -0-
Treasurer

Timothy D. Barto            -0-              -0-            -0-           -0-
Vice President and
Secretary

Joseph Caggiano            $6,000            -0-             -0-        $6,000
Director

Harry A. Koch, Jr.         $6,000            -0-             -0-        $6,000
Director

Robert A. Reed             $6,000            -0-             -0-        $6,000
Director

Gary Witt                  $7,500            -0-             -0-        $7,500
Director


        As of SEPTEMBER 30, 2000, the Company's officers and Directors, as a group, owned less than 1% of each Fund's outstanding Shares. As of SEPTEMBER 30, 2000, the Funds were not aware of any entities that owned a controlling interest (ownership of greater than 25%) or beneficially owned or owned of record 5% of more of the outstanding shares of any Fund.

        The officers of the Company receive no compensation directly from the Company for performing the duties of their offices. The officers of the Company may, from time to time, serve as officers of other investment companies. SEI INVESTMENTS MUTUAL FUNDS SERVICES receives fees from each of the Funds for acting as administrator and the Administrator or its affiliates may receive fees from each of the Funds pursuant to the Distribution and Service Plan and the Administrative Services Plan described below. Messrs. _________ and _________ are employees of, and are compensated by, the Administrator.


INVESTMENT ADVISERS


        Investment advisory services are provided to the Money Market Fund, NEBRASKA TAX-EXEMPT FUND, Short/Intermediate Fund, Fixed Income Fund, INCOME FUND, Balanced Fund, Equity Fund and Small Cap Value Fund by First National Bank of Omaha, Omaha, Nebraska ("First National"), pursuant to the Investment Advisory Agreement dated as of December 20, 1994 as amended as of December 5, 1995 and June 4, 1996 (the "Investment Advisory Agreement"). First National is a wholly owned subsidiary of First National of Nebraska, Inc., a Nebraska corporation.

        Investment advisory services are provided to the COLORADO TAX-EXEMPT FUND AND Growth Fund by FNC Trust Group, n.a. ("FNC") pursuant to the Investment Advisory Agreement dated as of February 3, 1998 (the "Growth Fund Advisory Agreement"). FNC is a wholly owned subsidiary of First National Colorado, Inc. which is a wholly owned subsidiary of First National of Nebraska, Inc., a Nebraska corporation.

        Under the Advisory Agreements, the Advisers have agreed to provide investment advisory services as described in the Prospectus of the Funds. For the services provided and expenses assumed pursuant to the Advisory Agreements, THE Money Market Fund, NEBRASKA TAX-EXEMPT FUND, Short/Intermediate Fund, Fixed Income Fund, INCOME FUND, Balanced Fund, Equity Fund and Small Cap Value Fund, AND GROWTH FUND pay the Advisers a fee equal to the lesser of (a) a fee computed daily and paid monthly, at an annual rate of twenty-five one-hundredths of one percent (.25%), ____%, fifty one-hundredths of one percent (.50%), ____%, sixty one-hundredths of one percent (.60%), seventy-five one-hundredths of one percent (.75%), seventy-five one-hundredths of one percent (.75%), seventy-five one-hundredths of one percent (.75%), eighty-five one-hundredths of one percent (.85%), respectively, of the average daily net assets of that Fund, or (b) such other fee as may be agreed upon from time to time in writing by the Company and the Advisers. The Advisers may periodically voluntarily reduce all or a portion of their advisory fees with respect to any Fund, which reduction would increase the net income of that Fund available for distribution as dividends.


        Set forth below are the advisory fees, net of fee waivers, First National earned for the three previous fiscal periods ended March 31.

                        Fiscal Year Ended March 31, 1998:

 Fund                          Advisory Fees                Fee Waivers
                               (net of fee waivers)

 Money Market                  $275,046                     $0
 Short/Intermediate            $89,772                      $9,975
 Fixed Income                  $422,736                     $38,430
 Balanced                      $68,635                      $78,438
 Equity                        $2,151,925                   $0
 Small Cap Value               $33,894                      $62,141

                        Fiscal Year Ended March 31, 1999:

 Fund                          Advisory Fees                Fee Waivers
                               (net of fee waivers)

 Money Market                  $268,858                     $0
 Short/Intermediate            $94,050                      $10,450
 Fixed Income                  $450,197                     $40,927
 Equity                        $140,350                     $51,037
 Balanced                      $2,111,587                   $0
 Small Cap Value               $76,625                      $53,638

                        Fiscal Year Ended March 31, 2000:

 Fund                          Advisory Fees                Fee Waivers
                               (net of fee waivers)

 Money Market                  $281,295                     $204,180
 Short/Intermediate            $87,890                      $9,766
 Fixed Income                  $366,311                     $33,301
 Balanced                      $105,551                     $38,382
 Equity                        $1,252,545                   $0
 Small Cap Value               $54,023                      $37,817

Set forth below are the advisory fees, net of fee waivers, FNC earned for the two previous fiscal periods ended March 31.

                        Fiscal Year Ended March 31, 1999:

Fund                           Advisory Fees                Fee Waivers
                               (net of fee waivers)
Growth                         $61,210                      $30,604

                        Fiscal Year Ended March 31, 2000:

Fund                           Advisory Fees                Fee Waivers
                               (net of fee waivers)
Growth                         $85,189                      $42,595

        Unless otherwise terminated, the Advisory Agreements remain in effect from year to year for successive annual periods ending on June 30 if, as to each Fund, such continuance is approved at least annually by the Company's Board of Directors or by vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION" in the Statement of Additional Information), and a majority of the Directors who are not parties to the Advisory Agreements or interested persons (as defined in the 1940 Act) of any party to the Advisory Agreements by votes cast in person at a meeting called for such purpose. The Advisory Agreements are terminable as to a Fund at any time on 60 days written notice without penalty by the Directors, by vote of a majority of the outstanding Shares of that Fund, or by the Advisers. The Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

        The Advisory Agreements provide that the Advisers shall not be liable for any error of judgement or mistake of law or for any loss suffered by a Fund in connection with the performance of the Advisory Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisers in the performance of their duties, or from reckless disregard by the Advisers of their duties and obligations thereunder.

        First National also serves as the Funds' custodian as more fully discussed under "Custodian" below.

PORTFOLIO TRANSACTIONS

        Pursuant to the Advisory Agreements, the Advisers determine, subject to the general supervision of the Board of Directors of the Company and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of fixed income debt securities acquired for the Money Market Fund, Short/Intermediate Fund, Fixed Income Fund, Balanced Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of other portfolio securities for the Funds generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Company, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

        Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Advisers in their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Advisers may receive orders for transactions on behalf of the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Advisers and does not reduce the advisory fees payable to the Advisers by the Funds. Such information may be useful to the Advisers in serving a Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisers in carrying out their obligations to each of the Funds. The Advisers may authorize a Fund to pay a commission in excess of the commission another broker-dealer would have charged if the Advisers determine in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed either in terms of that particular transaction or the Advisers' overall responsibilities to the accounts they manage.

        While the Advisers generally seek competitive commissions, the Company may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above. For the three previous fiscal years ending on March 31, the Funds paid the following brokerage commissions on their respective total transactions:

                       Fiscal Period Ended March 31, 1998

 Fund                          Brokerage Commissions        Total Transactions

 Balanced                      $11,362                      $15,999,858
 Equity                        $90,644                      $168,119,274
 Small Cap Value               $18,033                      $13,224,031

                       Fiscal Period Ended March 31, 1999

 Fund                          Brokerage Commissions        Total Transactions

 Balanced                      $15,578                      $19,848,197
 Equity                        $245,701                     $202,491,981
 Growth                        $43,980                      $32,671,469
 Small Cap Value               $22,005                      $10,475,475

                       Fiscal Period Ended March 31, 2000

 Fund                          Brokerage Commissions        Total Transactions

 Balanced                      $18,569                      $28,300,615
 Equity                        $327,538                     $194,132,653
 Growth                        $41,244                      $28,068,161
 Small Cap Value               $20,148                      $14,139,889
               During the fiscal year ended March 31, 2000, the Funds did not direct brokerage transactions to brokers because of research services provided.

        Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable laws, rules and regulations, the Company will not, on behalf of any of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisers, the Distributor, or their affiliates, and will not give preference to the Advisers' correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

        Investment decisions for each Fund are made independently from those for the other Funds of the Company, any other investment company or account managed by the Advisers. Any such other fund, investment company or account may also invest in the same securities as the Company. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the Advisers believe to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Advisers may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreements, in making investment recommendations for each of the Funds, the Advisers will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Company is a customer of the Advisers, their parent or subsidiaries or affiliates and, in dealing with its customers, the Advisers, their parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

BANKING REGULATIONS

        Prior to November, 1999, various judicial and administrative interpretations had interpreted Federal law, including the Federal Glass-Steagall Act, as limiting the mutual fund activities of certain banks and bank holding companies. The Gramm-Leach-Bliley Financial Modernization Act was passed in November, 1999 and effectively repeals the Glass-Steagall Act.

        The Advisers believe that they possessed, prior to the repeal of the Glass-Steagall Act, and continue to possess, the legal authority to perform the services for each of the Funds contemplated by the Prospectus, this Statement of Additional Information, the Advisory Agreements, the Custodian Agreement and the Servicing Agreement without violation of applicable statutes and regulations. The Advisers have been advised by their counsel that counsel believes that such laws should not prevent the Advisers from providing the services required of them under the Advisory Agreements, the Custodian Agreement, and the Servicing Agreement. Future changes in either Federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict the Advisers from continuing to perform such services for the Company. Depending upon the nature of any changes in the services which could be provided by the Advisers, the Board of Directors of the Company would review the Company's relationship with the Advisers and consider taking all action necessary in the circumstances.


ADMINISTRATOR

        SEI INVESTMENTS MUTUAL FUND SERVICES serves as administrator (the "Administrator") to each of the Funds pursuant to the Administration Agreement dated OCTOBER 1, 2000 (the "Administration Agreement"). The Administrator and its affiliates provide administration, distribution and fund accounting services to other investment companies.

        Under the Administration Agreement, the Administrator has agreed to provide office space, facilities, PREPARE AND FILE TIMELY NOTICES required pursuant to Rule 24f-2 under the Act and semi-annual reports on Form N-SAR; COORDINATE AND SUPERVISE THE PREPARATION AND FILING OF TAX RETURNS; PREPARE MATERIALS NECESSARY TO REGISTER the securities of the Funds pursuant to state securities laws; determine the income and expense accruals of the Funds; calculate daily net asset values and income factors of the Funds; maintain THE general ledger; prepare financial statements; COORDINATE WITH FUND COUNSEL THE PREPARATION OF REGISTRATION STATEMENTS and any amendments thereto, and proxy materials; prepare and monitor MAINTAIN each Fund's expense accruals and CONTROL DISBURSEMENTS; assist in the acquisition of First Omaha Funds' fidelity bond required by the Act; MONITOR ON A SECONDARY BASIS each Fund's compliance with the policies and limitations relating to portfolio investments as set forth in the Prospectus, Statement of Additional Information and Articles of Incorporation and monitor each Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended; and generally assist in each Fund's administrative operations.

        The Administrator receives a fee from THE COMPANY (PRORATED TO THE RESPECTIVE FUNDS BASED UPON THEIR NET ASSETS) for its services as administrator and expenses assumed pursuant to the Administration Agreement, equal to the lesser of a fee calculated daily and paid periodically, at the annual rate of twenty one-hundredths of one percent (.20%) of that COMPANY'S average daily net assets, subject to a minimum fee of $638,500. THE COMPANY IS SUBJECT to a minimum fee of $50,000 for NEW FUND, AND A MINIMUM FEE OF $15,000 PER CLASS FOR EACH NEW CLASS OF SHARES ADDED TO A FUND.

        Unless otherwise terminated as provided therein, the Administration Agreement remains HAS AN INITIAL TERM OF THREE YEARS AND THEREAFTER WILL REMAIN in effect from year to year for successive annual periods ending on SEPTEMBER 30.


        The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any of the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.


        A PREDECESSOR ADMINISTRATOR PROVIDED SERVICES TO THE FUNDS UNTIL SEPTEMBER 30, 2000. For the fiscal period ended March 31, 1998, the PREDECESSOR ADMINISTRATOR earned $183,788, $33,264, $127,827, $35,000, $477,003 and $30,000,
net of fee waivers of $36,249, $6,635, $25,895, $15,000, $96,844 and $20,000 for
the Money Market Fund, Short/Intermediate Fund, Fixed Income Fund, Balanced Fund, Equity Fund and Small Cap Value Fund, respectively. For the fiscal period ended March 31, 1999, the PREDECESSOR ADMINISTRATOR earned $172,610, $33,545, $131,378, $40,958, $451,890, $33,333 and $37,663 net of fee waivers of $42,477,
$8,255,  $32,330,  $10,079,  $111,200,  $16,667 and $12,337 for the Money Market
Fund, Short/Intermediate Fund, Fixed Income Fund, Balanced Fund, Equity Fund, Growth Fund and Small Cap Value Fund, respectively. For the fiscal period ended March 31, 2000, the PREDECESSOR ADMINISTRATOR earned $274,579, $31,039, $105,846, $30,499, $265,412, $33,517 and $35,566, net of fee waivers of
$113,801,  $8,023, $27,358,  $7,883, $68,600,  $16,757 and $14,708 for the Money
Market Fund, Short/Intermediate Fund, Fixed Income Fund, Balanced Fund, Equity Fund, Growth Fund and Small Cap Value Fund, respectively.


EXPENSES

        The Advisory Agreements provide that if total expenses borne by any of the Funds in any fiscal year exceed expense limitations imposed by applicable state securities regulations, the Advisers will reimburse that Fund by the amount of such excess in proportion to its respective fees. As of the date of this Statement of Additional Information, the Funds are not aware of any state imposed expense limitation applicable to the Funds. Fees imposed upon customer accounts by the Advisers or their affiliated or correspondent banks for cash management services are not included within Fund expenses for purposes of any such expense limitation.

        The Advisers and the Administrator each bear all expenses in connection with the performance of their services as investment advisers and administrator, respectively, other than the cost of securities (including brokerage commissions, and issue and transfer taxes, if any) purchased for a Fund. Each Fund will bear the following expenses relating to its operations: organizational expenses; taxes; interest; any brokerage fees and commissions; fees and expenses of the Directors of the Company; Commission fees; state securities qualification fees; costs of preparing and printing Prospectuses for regulatory purposes and for distribution to its current Shareholders; outside auditing and legal expenses; advisory and administration fees; fees and out-of-pocket expenses of the Administrator, Custodian and Transfer Agent; costs for independent pricing service; certain insurance premiums; costs of maintenance of the Company's existence; costs of Shareholders' and Directors' reports and meetings; distribution expenses incurred pursuant to the Distribution and Service Plan described below; and any extraordinary expenses incurred in a Fund's operation.

DISTRIBUTOR


         SEI INVESTMENTS Distribution serves as agent for each of the Funds in the distribution of its Shares pursuant to a Distribution Agreement dated OCTOBER 1, 2000. Unless otherwise terminated, the Distribution Agreement remains HAS AN INITIAL TERM OF TWO YEARS AND THEREAFTER WILL REMAIN in effect from year to year for successive annual periods ending on SEPTEMBER 30 if approved at least annually (a) by the Company's Board of Directors or by the vote of a majority of the outstanding shares of the Company, and (b) by the vote of a majority of the Directors of the Company who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

          The Distributor solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives no UNDERWRITING COMMISSIONS under the Distribution Agreement with the Company, but may receive compensation under the Distribution and Service Plan described below.

        As described in the Prospectus, the Company has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which each Fund is authorized to make payments to banks, including the Advisers, other institutions and broker-dealers, (with all of the foregoing organizations being referred to as "Participating Organizations") for providing distribution or shareholder service assistance. Payments to such Participating Organizations may be made pursuant to agreements entered into upon the recommendation of the Distributor. The Plan authorizes each Fund to make payments in an amount not in excess, on an annual basis, of 0.25% of the average daily net assets of that Fund.

        Payments may be made by the Funds under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Funds as determined by the Board of Directors. Such activities typically include advertising; compensation for sales and sales marketing activities of financial services agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Funds may finance without a Plan, the Funds may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

For the fiscal period ended March 31, 2000, no 12b-1 payments were made under the Plan.


        As required by Rule 12b-1, the Plan was approved by the sole shareholder of each of the Funds and by the Board of Directors, including a majority of the Directors who are not interested persons of any of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Directors"). The Plan may be terminated as to a Fund by vote of a majority of the Independent Directors, or by vote of majority of the outstanding Shares of that Fund. Any change in the Plan that would materially increase the distribution cost to a Fund requires Shareholder approval. The Directors review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Directors including a majority of the Independent Directors, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Directors who are not interested persons of the Company shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Directors or by a vote of the majority of the outstanding Shares of any of the Funds. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (a) by the vote of a majority of the Independent Directors, and (b) by a vote of a majority of the entire Board of Directors cast in person at a meeting called for that purpose. The Board of Directors has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition, the Directors in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit each Fund and its Shareholders.


        The Board of Directors of the Company believes that the Plan is in the best interests of each Fund since it encourages Fund growth. As a Fund grows in size, certain expenses, and therefore total expenses, per Share, may be reduced and overall performance per Share may be improved.

ADMINISTRATIVE SERVICES PLAN

        As described in the Prospectus, the Company has also adopted an Administrative Services Plan (the "Services Plan") under which each Fund is authorized to pay certain financial institutions, including First National, its correspondent and affiliated banks, and the Distributor (a "Service Organization"), to provide certain ministerial, record keeping, and administrative support services to their customers who own of record or beneficially Shares in a Fund, such as processing dividend and distribution payments from the Funds on behalf of customers, providing periodic statements to customers showing their positions in the shares of the Funds, providing sub-accounting with respect to shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in shares of the Funds pursuant to specific or pre-authorized instructions Payments to such service organizations are made pursuant to Servicing Agreements between the Company and the Service Organization. The Services Plan authorizes each Fund to make payments to Service Organizations in an amount, on an annual basis, of up to 0.25% of the average daily net assets of that Fund. The Services Plan has been approved by the Board of Directors of the Company, including a majority of the Directors who are not interested persons of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Services Plan or in any Servicing Agreements thereunder (the "Disinterested Directors"). The Services Plan may be terminated as to a Fund by a vote of a majority of the Disinterested Directors. The Directors review quarterly a written report of the amounts expended pursuant to the Services Plan and the purposes for which such expenditures were made. The Services Plan may be amended by a vote of the Directors, provided that any material amendments also require the vote of a majority of the Disinterested Directors. For so long as the Services Plan is in effect, selection and nomination of those Disinterested Directors shall be committed to the discretion of the Company's Disinterested Directors. All Servicing Agreements may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Directors. The Services Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board of Directors, including a majority of the Disinterested Directors.

        As authorized by the Services Plan, the Company has entered into a Servicing Agreement with the First National pursuant to which First National has agreed to provide certain administrative support services in connection with Shares of the Funds owned of record or beneficially by its customers. Such administrative support services may include, but are not limited to, (a) processing dividend and distribution payments from a Fund on behalf of customers; (b) providing periodic statements to its customers showing their positions in the Shares; (c) arranging for bank wires; (d) responding to routine customer inquiries relating to services performed by First National; (e) providing subaccounting with respect to the Shares beneficially owned by First National's customers or the information necessary for subaccounting; (f) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to its customers; (g) aggregating and processing purchase, exchange, and redemption requests from customers and placing net purchase, exchange, and redemption orders for customers; and (h) providing customers with a service that invests the assets of their account in the Shares pursuant to specific or preauthorized instructions. In consideration of such services, the Company, on behalf of each Fund, except the Money Market Fund and the Growth Fund, may pay First National a monthly fee, computed at the annual rate of .10% of the average aggregate net asset value of Shares of that Fund held during the period by customers for whom First National has provided services under the Servicing Agreement. For the fiscal period ended March 31, 1998, First National earned fees of $9,126, $36,899, $8,360, $130,664 and
$5,302, net of fee waivers of $9,125,  $36,900,  $8,361, $130,685 and $5,302 for
the Short/Intermediate Fund, Fixed Income Fund, Equity Fund, Balanced Fund and Small Cap Value Fund, respectively. For the fiscal period ended March 31, 1999, First National earned fees of $9,325, $37,997, $10,276, $125,882 and $7,074, net of fee  waivers  of  $9,332,  $38,004,  $10,294,  $125,905  and  $7,077  for the
Short/Intermediate Fund, Fixed Income Fund, Balanced Fund, Equity Fund and Small Cap Value Fund, respectively. For the fiscal period ended March 31, 2000, First National earned fees of $8,849, $30,064, $7,759, $71,658 and $5,059, net of fee
waivers   of   $8,837,   $30,051,   $7,732,   $71,677   and   $5,053   for   the
Short/Intermediate Fund, Fixed Income Fund, Balanced Fund, Equity Fund and Small Cap Value Fund, respectively.

        In addition, the Company, on behalf of a Fund, may enter into, from time to time, other Servicing Agreements with other service organizations pursuant to which such Service Organizations will provide similar services as those discussed above.

CUSTODIAN

        First National Bank of Omaha (the "Custodian"), One First National Center, Omaha, Nebraska 68102, in addition to serving as an investment adviser and Transfer Agent to the Funds, also serves as custodian to each of the Funds pursuant to the Custodian Agreement dated December 20, 1994 and amended as of December 5, 1995, June 4, 1996 and February 3, 1998 (the "Custodian Agreement"). The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest on each Fund's investments. In consideration of such services, each Fund pays the Custodian a fee, computed daily and paid monthly, at the annual rate of .03% of such Fund's average daily net assets.

        For the fiscal period ended March 31, 1998, the Custodian earned custody fees of $33,005 for the Money Market Fund and earned and waived $5,986, $23,063, $5,874, $86,097 and $3,383, for the Short/Intermediate Fund, Fixed Income Fund, Balanced Fund, Equity Fund and Small Cap Value Fund, respectively. For the fiscal period ended March 31, 1999, the Custodian earned Custody fees of $32,263 for the Money Market Fund and earned and waived $6,270, $24,556, $7,655, $84,463, $3,673 and $4,598 for the Short/Intermediate Fund, Fixed Income Fund, Balanced Fund, Equity Fund, Growth Fund and Small Cap Value Fund, respectively. For the fiscal period ended March 31, 2000, the Custodian earned custody fees of $58,257 for the Money Market Fund and earned and waived $5,859, $19,981, $5,757, $50,102, $5,111 and $3,241 for the Short/Intermediate Fund, Fixed Income Fund, Balanced Fund, Equity Fund, Growth Fund and Small Cap Value Fund, respectively.


        In the opinion of the staff of the Commission, since the custodian is serving as both an investment adviser and custodian of the Funds, the Funds and the Custodian are subject to the requirements of Rule 17f-2 under the 1940 Act, and therefore the Funds and the Custodian will comply with the requirements of such rule.


TRANSFER AGENCY SERVICES

        First National Bank of Omaha (the "Transfer Agent") serves as Transfer Agent and dividend disbursing agent for the Company pursuant to the Transfer Agency Agreement dated December 20, 1994 and amended as of December 5, 1995, June 4, 1996 and February 3, 1998. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's shareholders of record: maintenance of shareholder records for each of the Company's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Company on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record. Pursuant to authority in the Transfer Agency Agreement, the Transfer Agent has appointed as sub-transfer agent DST Systems, Inc., 210 West 10th Street, Kansas City, Missouri 64105. DST Systems, Inc. performs the principal services as transfer agent for the Funds under such Agreement and receives a fee from the Transfer Agent for such services.

        In the fiscal period ended March 31, 1998, Transfer Agent fees of $24,948, $24,957, $24,970, $24,341, $32,300 and $24,354 were incurred by the
Money Market Fund, Short/Intermediate Fund, Fixed Income Fund, Balanced Fund, Equity Fund and Small Cap Value Fund, respectively. In the fiscal period ended March 31, 1999, Transfer Agent fees of $27,391, $26,479, $27,193, $26,512,
$36,175, $17,237 and $26,434 were incurred by the Money Market Fund, Short/Intermediate Fund, Fixed Income Fund, Balanced Fund, Equity Fund, Growth Fund and Small Cap Value Fund, respectively. In the fiscal period ended March 31, 2000, Transfer Agent fees of $26,908, $25,317, $25,959, $25,369, $29,807,
$24,688 and $25,243 were incurred by the Money Market Fund, Short/Intermediate Fund, Fixed Income Fund, Balanced Fund, Equity Fund, Growth Fund and Small Cap Value Fund, respectively.

AUDITORS

        The financial statements of each Fund as of March 31, 2000 appearing in this Statement of Additional Information have been audited by KPMG LLP, Two Central Park Plaza, Suite 1501, Omaha, Nebraska 68102, as set forth in their report appearing elsewhere herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting.

LEGAL COUNSEL

        Cline, Williams, Wright, Johnson & Oldfather, L.L.P., 1900 U.S. Bank Building, 233 South 13th Street, Lincoln, Nebraska 68508, is counsel to the Company.

CODES OF ETHICS

      Rule 17j-1 under the Investment Company Act is designed to prevent abuses that could occur as a result of conflicts of interest arising out of personal trading by persons involved with or with access to information about a fund's investment activities. The Company and FNC Trust Group have each adopted Codes of Ethics regarding personal investing by their personnel pursuant to Rule 17j-1 under the Investment Company Act. The Company's Code of Ethics requires First National Bank of Omaha personnel who are "access persons" of any Fund within the meaning of Rule 17j-1 to comply with the Company's Code of Ethics adopted pursuant to Rule 17j-1. The Company's Code therefore applies to First National Bank of Omaha and FNC Trust Group, n.a. personnel who are access persons under Rule 17-1. Each Code of Ethics permits personnel to invest in securities, including securities that may be purchased or held by a Fund.

        SEI INVESTMENTS Distribution CO. has also adopted a Code of Ethics regarding personal investing by its personnel. The Code permits personnel to invest in securities, including securities that may be purchased or held by a Fund.

ADDITIONAL INFORMATION

        The Company was organized as a Nebraska corporation on October 12, 1994. The Company and its Money Market Fund, Short/Intermediate Fund, Fixed Income
Fund and Equity Fund, were organized to acquire the assets and continue the business of the corresponding substantially identical investment portfolios of The Sessions Group, an Ohio business trust. On April 10, 1995 the Company acquired approximately $326 million of assets from The Sessions Group in return for an equivalent dollar amount of shares of the Company. The Small Cap Value Fund was added and became effective on March 29, 1996. The Balanced Fund became effective on July 29, 1996. The Growth Fund became effective on April 1, 1998. THE TAX-EXEMPT FUNDS AND THE INCOME FUND BECAME EFFECTIVE ON DECEMBER 15, 2000. Each Share of a Fund represents an equal proportionate interest in that Fund with other shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Directors.


ORGANIZATION AND CAPITAL STRUCTURE


        The Company is authorized to issue a total of 1,000,000,000 Shares of common stock in series with a par value of $.00001 per share. SEVEN Hundred FIFTY million of these Shares have been authorized by the Board of Directors to be issued in series designated for the existing seven Funds. The Board of Directors may authorize additional Shares in series, or may divide the Shares of any existing or new series into two or more subseries or classes, all without shareholder approval.


        All Shares, when issued, will be fully paid and non-assessable and will be redeemable and freely transferable. All Shares have equal voting rights. They can be issued as full or fractional Shares. A fractional Share has pro rata the same kind of rights and privileges as a full Share. The Shares possess no preemptive or conversion rights.

        Each Share of a Fund has one vote (with proportionate voting for fractional shares) irrespective of the relative net asset value of the Shares. On some issues, such as the election of directors, all Shares of the Fund vote together as one series. Cumulative voting is authorized. This means that in a vote for the election of directors, Shareholders may multiply the number of Shares they own by the number of directorships being filled and then allocate such votes to one or more directors. On issues affecting only a particular Fund, the Shares of the affected Fund vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund.

        The Articles of Incorporation of the Company permit the Company, by resolution of its Board of Directors, to create new series of common shares relating to new investment portfolios or to subdivide existing series of shares into subseries or classes. Classes could be utilized to create differing expense and fee structures for investors in the same Fund. Differences could exist, for example, in the sales load, Rule 12b-1 fees or service plan fees applicable to different classes of shares offered by a particular Fund. Such an arrangement could enable the Company to tailor its marketing efforts to a broader segment of the investing public with a goal of attracting additional investments in the Funds.

        While the Board of Directors of the Company has not created any such subseries or classes, it could do so in the future without shareholder approval. However, any such creation of classes would require compliance with regulations the Commission has adopted under the 1940 Act.

SHAREHOLDER MEETINGS

        It is possible that the Company will not hold annual or periodically scheduled regular meetings of Shareholders. Annual meetings of Shareholders will not be held unless called by the Shareholders pursuant to the Nebraska Business Corporation Act or unless required by the Investment Company Act of 1940 and the rules and regulations promulgated thereunder. Special meetings of the Shareholders may be held, however, at any time and for any purpose, if called by
(a) the Chairman of the Board, the President and two or more directors, (b) by one or more Shareholders holding ten percent or more of the Shares entitled to vote on matters presented to the meeting, or (c) if the annual meeting is not held within any thirteen month period, the local district court, upon application of any Shareholder, may summarily order that such meeting be held. In addition, the 1940 Act requires a Shareholder vote for all amendments to fundamental investment policies, investment advisory contracts and amendments thereto.


        Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Directors may be effectively acted upon by Shareholders of the Company voting without regard to series.


OWNERSHIP OF SHARES


        As of SEPTEMBER 30, 2000, the Advisers and their affiliates held of record substantially all of the outstanding Shares of the Funds as agent, custodian, trustee or investment adviser on behalf of their customers. At such date, First National Bank of Omaha, One First National Center, Omaha, Nebraska 68102-1596, and its affiliates held as beneficial owner five percent or more of the outstanding Shares of the Funds because they possessed sole or shared voting or investment power with respect to such Shares.


VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

        As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of such Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding Shares of that Fund.

ADDITIONAL TAX INFORMATION

        Each of the Funds of the  Company is  treated  as a separate  entity for federal income tax purposes and each intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for so long as such qualification is in the best interest of such Fund's Shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its Shareholders at least 90% of its investment company taxable income. Each Fund contemplates declaring as dividends 100% of that Fund's investment company taxable income (before deduction of dividends paid). Because all of the Money Market Fund's net investment income is expected to be derived from earned interest and short-term capital gains, it is anticipated that no part of any distribution will be eligible for the dividends-received deduction for corporations. The Money Market Fund does not expect to realize any long-term capital gains and, therefore, does not foresee paying any "capital gains dividends" as described in the Code. In order to avoid the imposition of an excise tax, each Fund is required to distribute annually, prior to calendar year end, 98% of taxable ordinary income on a calendar year basis, 98% of capital gain net income realized in the 12 months preceding October 31, and the balance of undistributed taxable ordinary income and capital gain net income from the prior calendar year. If distributions during the calendar year are less than the required amounts, that Fund would be subject to a nondeductible 4% excise tax on the deficiency.

        Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year that Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

        Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities. Since less than 50% in value of a Fund's total assets at the end of its fiscal year are expected to be invested in stocks or securities of foreign corporations, such Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Fund. These taxes will be taken as a deduction by such Fund.

        Each Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends paid to any Shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of interest or dividends.

        In addition,  to the extent Shareholders receive distributions of income
attributable   to  investments  in  repurchase   agreements  by  a  Fund,   such
distribution may also be subject to state or local taxes.

SPECIAL TAX CONSIDERATIONS FOR TAX-EXEMPT FUNDS

UNDER THE CODE, INTEREST ON LOANS INCURRED BY SHAREHOLDERS TO ENABLE THEM TO PURCHASE OR CARRY SHARES OF ONE OF THE TAX-EXEMPT FUNDS MAY NOT BE DEDUCTED FOR REGULAR FEDERAL TAX PURPOSES. IN ADDITION, UNDER RULES USED BY THE INTERNAL
REVENUE SERVICE FOR DETERMINING WHEN BORROWED FUNDS ARE DEEMED USED FOR THE PURPOSE OF PURCHASING OR CARRYING PARTICULAR ASSETS, THE PURCHASE OF SHARES OF ONE OF THE TAX-EXEMPT FUNDS MAY BE CONSIDERED TO HAVE BEEN MADE WITH BORROWED FUNDS EVEN THROUGH THE BORROWED FUNDS ARE NOT DIRECTLY TRACEABLE TO THE PURCHASE OF SHARES.

FOR PERSONS WHO ARE RECEIVING SOCIAL SECURITY OR RAILROAD RETIREMENT BENEFITS, A PORTION OF THESE BENEFITS MAY BECOME TAXABLE, IF THEY RECEIVE EXEMPT-INTEREST DIVIDENDS FROM A FUND.

A PERSON WHO IS A "SUBSTANTIAL USER" OF FACILITIES FINANCED BY INDUSTRIAL DEVELOPMENT OR PRIVATE ACTIVITY BONDS SHOULD CONSULT THEIR OWN TAX ADVISER BEFORE PURCHASING SHARES OF ONE OF THE TAX-EXEMPT FUNDS.

INTEREST FROM MUNICIPAL SECURITIES IS TAX-EXEMPT FOR PURPOSES OF COMPUTING THE SHAREHOLDER'S REGULAR TAX. HOWEVER, INTEREST FROM SO-CALLED PRIVATE ACTIVITY BONDS ISSUED AFTER AUGUST 7, 1986, CONSTITUTES A TAX PREFERENCE ITEM FOR BOTH INDIVIDUALS AND CORPORATIONS AND THUS WILL ENTER INTO A COMPUTATION OF THE ALTERNATIVE MINIMUM TAX ("AMT"). WHETHER OR NOT THAT COMPUTATION WILL RESULT IN A TAX WILL DEPEND ON THE ENTIRE CONTENT OF YOUR RETURN. THE FUND WILL NOT INVEST MORE THAN 20% OF ITS ASSETS IN THE TYPES OF MUNICIPAL SECURITIES THAT PAY INTEREST SUBJECT TO AMT. AN ADJUSTMENT REQUIRED BY THE CODE WILL TEND TO MAKE IT MORE LIKELY THAT CORPORATE SHAREHOLDERS WILL BE SUBJECT TO AMT. THEY SHOULD CONSULT THEIR TAX ADVISERS.


        Information set forth in the Prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

YIELD OF THE MONEY MARKET FUND


        For the seven-day period ended __________, 2000, the yield and effective yield, respectively, of the Money Market Fund were ____% and ____%. For the 30-day period ended _________, 2000, the yield for such Fund was ____%. In the absence of fee waivers, the yields for the period ended __________, 2000 would have been _____%, ____% and ____%, respectively. The yield figures are based on historical earnings and are not intended to indicate future performance. The standardized seven-day yield for the Money Market Fund is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Money Market Fund having a balance of one Share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7). The net change in the account value of the Money Market Fund includes the value of additional Shares purchased with dividends from the original Share, dividends declared on both the original Share and any such additional Shares, and all fees, other than non-recurring account or sales charges, that are charged to all Shareholder accounts in proportion to the length of the base period and assuming the Money Market Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The 30day yield and effective yield are calculated as described above except that the base period is 30 days rather than seven days.


        The effective yield for the Money Market Fund is computed by compounding the base period return, as calculated above, by adding 1 to the base period return raising the sum to a power equal to 365 divided by seven and subtracting 1 from the result.


YIELD OF THE TAX-EXEMPT FUNDS, THE FIXED INCOME FUND, THE SHORT/INTERMEDIATE FUND AND THE INCOME FUND

        As summarized in the Prospectus under the heading "The Funds," yield of each of the FUNDS LISTED ABOVE will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by such Share's net asset value per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value, premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of SUCH FUNDS will vary from time to time depending upon market conditions, the composition of such Fund's portfolio and operating expenses of the Company allocated to such Fund. These factors and possible differences in the methods used in calculating yield, should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's shares and to the relative risks associated with the investment objective and policies of each Fund.

        For  the  30-day   period  ended   _________,   2000,   the  yields  for
Short/Intermediate  Fund  and the  Fixed  Income  Fund  were  ____%  and  ____%,
respectively.   In  the   absence   of  fee   waivers,   the   yields   for  the
Short/Intermediate Fund and the Fixed Income Fund would have been ____% AND ____%, RESPECTIVELY. THE TAX-EXEMPT FUNDS AND THE INCOME FUND HAD NOT COMMENCED OPERATIONS ON __________, 2000.


        The yield figures are based on historical earnings and are not intended to indicate future performance.

CALCULATION OF TOTAL RETURN

        As summarized in the Prospectus under the headings "The Funds," average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in such Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by: (a) adding to the total number of Shares purchased by a hypothetical $10,000 investment in that Fund all additional Shares which would have been purchased if all dividends and distributions paid during the period had been immediately reinvested; (b) calculating the value of the hypothetical initial investment of $10,000 as of the end of the period by multiplying the total number of Shares owned at the end of the period by the net asset value per share on the last trading day of the period; (c) assuming redemption at the end of the period; and (d) dividing this account value for the hypothetical investor by the initial $10,000 investment. Aggregate total return is a measure of change in value of an investment in a Fund over the relevant period and is similar to average annual total return except that the result is not annualized.

        The  Funds  may,  when  citing   performance   in  marketing  and  sales
literature,   include  the   performance  of  investment   vehicles  which  were
predecessors to the Funds.

DISTRIBUTION RATES


        The TAX-EXEMPT FUNDS, Short/Intermediate Fund, Fixed Income Fund, INCOME FUND, Balanced Fund, Equity Fund, Growth Fund and Small Cap Value Fund may from time to time advertise current distribution rates which are calculated by dividing the distributions per share made by a Fund over a 12-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although each Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, whereas yield does not include such items. Distribution rate information will be accompanied by the standardized yield and total return data.


PERFORMANCE COMPARISONS

        Investors may judge the performance of each of the Funds by comparing them to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Donoghue's MONEY MARKET REPORT, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, U.S.A. Today and local periodicals. In addition to performance information, general information about each of the Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to Shareholders.

        From time to time, each of the Funds may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to Shareholders. A Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of performance of any of the Funds.

        Current yields or total return will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of a Fund's quality, composition and maturity, as well as expenses allocated to such Fund. Fees imposed upon Customer accounts by the Advisers or their affiliated or correspondent banks for cash management services will reduce a Fund's effective yield and total return to Customers.

MISCELLANEOUS

        The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the commission upon payment of the prescribed fee.

        The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

FINANCIAL STATEMENTS


        The following audited financial statements are CONTAINED IN THE FUNDS' ANNUAL REPORT, WHICH IS INCORPORATED HEREIN BY REFERENCE, AND CONSIDERED LEGALLY PART OF, THIS STATEMENT OF ADDITIONAL INFORMATION.


        Money Market Fund, Short/Intermediate Fund, Fixed Income Fund, Balanced Fund, Equity Fund, Growth Fund and Small Cap Value Fund

        1.     Schedules of Portfolio Investments as of March 31, 2000
        2.     Statements of Assets and Liabilities as of March 31, 2000
        3.     Statements of Operations for the period ended March 31, 2000
        4. Statements of Changes in Net Assets for the periods ended March 31, 2000 and 1999
        5.     Financial Highlights
        6.     Notes to Financial Statements
        7.     Independent Auditors' Report


        A COPY OF THE ANNUAL REPORT IS DELIVERED ALONG WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

                                    APPENDIX

        COMMERCIAL PAPER RATINGS. Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper rated A1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted Al+. Commercial paper rated A2 by S&P indicates that capacity for timely payment on issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A1. Commercial paper rated A3 by S&P indicates adequate capacity for timely payment. Such paper is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Commercial paper rated B by S&P is regarded as having only speculative capacity for timely payment. Commercial paper rated C by S&P is regarded as short-term obligations with a doubtful capacity for payment. Commercial paper rated D by S&P is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

        Moody's Investors Service, Inc.'s ("Moody's") commercial paper rating are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. The rating Prime1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime1 (or supporting institutions) are considered to have a superior capacity for repayment of senior short-term debt obligations. Prime1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of Prime1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime3 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained. Issuers rated Not Prime do not fall within any of the Prime rating categories.

               Commercial paper rated Fl+ by Fitch Investors Service ("Fitch") is regarded as having the strongest degree of assurance for timely payments. Commercial paper rated F1 by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, i.e., Fl+. Commercial paper rated F2 by Fitch is regarded as having a satisfactory degree of assurance of timely payment, but the margin of safety is not as great as for issues assigned Fl+ or F1 ratings. Commercial paper rated F3 by Fitch is regarded as having characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade. Commercial paper rated FS by Fitch is regarded as having characteristics suggesting a minimal degree of assurance for timely payment and is vulnerable to near term adverse changes in financial and economic conditions. Commercial paper rated D by Fitch is in actual or imminent payment default.

        The description of the three highest short-term debt ratings by Duff & Phelps, Inc. ("Duff") (Duff incorporates gradations of "1+" (one plus) and "1" (one minus) to assist investors in recognizing quality differences within the highest rating category) are as follows. Duff 1+ is regarded as having the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 is regarded as having a very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1- is regarded as having a high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are minor. Duff 2 is regarded as having a good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 is regarded as having a satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Duff 4 is considered as having speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Duff 5 indicates that the issuer has failed to meet scheduled principal and/or interest payments.

        Commercial paper rated A1 by IBCA Limited and its affiliate, IBCA Inc. (collectively "IBCA") is regarded by IBCA as obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of Al+ is assigned. Obligations rated A2 are supported by a good capacity for timely repayment. Obligations rated A3 are supported by a satisfactory capacity for timely repayment. Obligations rated B are those for which there is an uncertainty as to the capacity to ensure timely repayment. Obligations rated C are those for which there is a high risk of default or which are currently in default.

        The following summarizes the description of the three highest short-term ratings of Thomson BankWatch, Inc. ("Thomson"). TBW1 is the highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis. TBW2 is the second highest category indicating that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW1." TBW3 is the lowest investment grade category and indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate. TBW4 is the lowest rating category and is regarded as noninvestment grade and therefore speculative.

        The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.

        CORPORATE DEBT RATINGS. A S&P corporate debt rating is a current assessment of the credit-worthiness of an obligor with respect to a specific obligation. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        The following summarizes the four highest ratings used by Moody's for corporate debt. Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds that are rated Baa by Moody's are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa through Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

        The following summarizes the four highest long-term debt ratings by Duff. Debt rated AAA has the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA has a high credit quality and protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Debt rated A has protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Debt rated BBB has below average protection factors but is still considered sufficient for prudent investment. However, there is considerable variability in risk during economic cycles.

        To provide more detailed indications of credit quality, the ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

        The following summarizes the four highest long-term debt ratings by Fitch (except for AAA ratings, plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category). Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+". Bonds rated as A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings for these bonds will fall below investment grade is higher than for bonds with higher ratings.

        The following summarizes IBCA's four highest long-term debt ratings. Obligations rated AAA are those for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA are those for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly. Obligations rated A are those for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations rated BBB are those for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

        The following summarizes Thomson's description of its four highest long-term debt ratings (Thomson may include a plus (+) or minus () designation to indicate where within the respective category the issue is placed). AAA is the highest category and indicates that the ability to repay principal and interest on a timely basis is very high. AA is the second highest category and indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. A is the third highest category and indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. BBB is the lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

MUNICIPAL OBLIGATIONS RATINGS

        The following summarizes the three highest ratings used by Moody's for state and municipal short-term obligations. Obligations bearing MIG1 or VMIG1 designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Obligations rated MIG2 or VMIG2 denote high quality with ample margins of protection although not so large as in the preceding rating group. Obligations bearing MIG3 or VMIG3 denote favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

        S&P SP1, SP2, and SP3 municipal note ratings (the three highest ratings assigned) are described as follows:

                "SP1": Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

               "SP2": Satisfactory capacity to pay principal and interest.

               "SP3": Speculative capacity to pay principal and interest.

        The following summarizes the four highest ratings used by Moody's for state and municipal bonds:

               "Aaa": Bonds judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

               "Aa": Bonds judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

               "A": Bonds which possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

               "Baa": Bonds which are considered as medium grade obligations, i.e, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        The following summarizes the four highest ratings used by S&P for state and municipal bonds:

                "AAA": Debt which has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                "AA": Debt which has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

               "A": Debt which has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

               "BBB": Debt which has adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DEFINITIONS OF CERTAIN MONEY MARKET INSTRUMENTS

Commercial Paper

        Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

        Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

        Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

        U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government.

U.S. Government Agency and Instrumentality Obligations

        Obligations of the U.S. government include Treasury bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U. S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                OTHER INFORMATION


ITEM 23.  EXHIBITS


        a-1     Articles of Incorporation  (incorporated by reference to exhibit
                1.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

        a-2 Amendment to Articles of Incorporation, dated December 19, 1994 (incorporated by reference to exhibit 1.2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

        a-3 Amendment to Articles of Incorporation, dated January 31, 1996 (incorporated by reference to exhibit 1.3 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

        a-4 Amendment to Articles of Incorporation, dated July 29, 1996 (incorporated by reference to exhibit 1.4 to PEA No.6 on Form N-1A Registration Statement filed December 10, 1996)

        a-5 Amendment to Articles of Incorporation, dated July 8, 1998 (incorporated by reference to exhibit a-5 to PEA No. 11 on Form N-1A filed July 28, 2000)

        a-6 Amendment to Articles of Incorporation, dated October 15, 1999 (incorporated by reference to exhibit a-6 to PEA No. 11 on Form N-1A filed July 28, 2000)

        a-7 Amendment to Articles of Incorporation, dated July 24, 2000 (incorporated by reference to exhibit a-7 to PEA No. 11 on Form N-1A filed July 28, 2000)

        b. Bylaws (incorporated by reference to exhibit 2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996

        c.      Not applicable.

        d-1 Investment Advisory Agreement, as amended (incorporated by reference to exhibit 5.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

        d-2 Investment Advisory Agreement relating to the First Omaha Growth Fund (incorporated by reference to exhibit 5.2 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)

        e-1     Distribution Agreement

        f.      Not applicable

        g-1 Custodian Agreement, as amended (incorporated by reference to exhibit 8.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

        g-2 Amended Schedule A to the Custodian Agreement (incorporated by reference to exhibit 8.2 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)

        h-1     Administration Agreement

        h-2     Administrative    Services   Plan   and   Servicing    Agreement
                (incorporated by reference to exhibit 9.3 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

        h-3 Transfer Agency Agreement, as amended (incorporated by reference to exhibit 9.4 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

        h-4 Form of Amended and Restated Schedule A to the Transfer Agency Agreement by and between First Omaha Funds, Inc. and First National Bank of Omaha (incorporated by reference to exhibit 9.5 to PEA No. 5 on Form N-1A Registration Statement filed July 23,
                1996) (superceded)

        h-5 Form of Amended and Restated Servicing Agreement to Administrative Services Plan (incorporated by reference to exhibit 9.6 to PEA No. 6 on Form N-1A Registration Statement filed December 10, 1996)

        h-6 Amended and Restated Administration and Fund Accounting Agreement by and between the Registrant and Sunstone Financial Group, Inc. (incorporated by reference to exhibit 9.7 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)

        h-7 Amended and Restated Schedule A to the Transfer Agency Agreement by and between the Registrant and First National Bank of Omaha (incorporated by reference to exhibit 9.8 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)

        h-8 Amended Appendix A to the Servicing Agreement to Administrative Services Plan (incorporated by reference to exhibit 9.9 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)

        i. Form of Opinion and Consent of Messrs. Cline, Williams, Wright, Johnson & Oldfather, L.L.P.

        j.      Consent of Independent Certified Public Accountants

        k.      Not applicable

        l. Subscription Agreement of Miriam M. Allison (incorporated by reference to exhibit 13 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

        m. Distribution and Service Plan and Related Agreement, as amended (incorporated by reference to exhibit (m) to PEA No.10 on Form N-1A Registration Statement filed May 26, 1999)

        n.      Not applicable

        o.      Not applicable

        p.      Code of Ethics of the Registrant and FNC Trust Group



ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    None.

ITEM 25.   INDEMNIFICATION

        Section 21-2004 (15) of Nebraska Business Corporation Act allows indemnification of officers and directors of the Registrant under circumstances set forth therein. The Registrant has made such indemnification mandatory. Reference is made to Article 8-D of the Articles of Incorporation (Exhibit 1),
Article XIII of the Bylaws of Registrant (Exhibit 2).

        The general effect of such provision is to require indemnification of persons who are in an official capacity with the corporation against judgments, penalties, fines and reasonable expenses including attorneys' fees incurred by said person if: (1) the person has not been indemnified by another organization for the same judgments, penalties, fines and expenses for the same acts or omissions; (2) the person acted in good faith; (3) the person received no improper personal benefit; (4) in the case of a criminal proceeding, the person had no reasonable cause to believe the conduct was unlawful; and (5) in the case of directors, officers and employees of the corporation, such persons reasonably believed that the conduct was in the best interest of the corporation, or in the case of directors, officers or employees serving at the request of the corporation for another organization, such person reasonably believed that the conduct was not opposed to the best interests of the corporation. A corporation is permitted to maintain insurance on behalf of any officer, director, employee or agent of the corporation, or any person serving as such at the request of the corporation, against any liability of such person.

        Nevertheless, Article 8-D of the Articles of Incorporation prohibits any indemnification which would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended and Article XIII of the Fund's Bylaws prohibits any indemnification inconsistent with the guidelines set forth in Investment Company Act Releases No. 7221 (June 9, 1972) and No. 11330 (September 2, 1980). Such Releases prohibit indemnification in cases involving willful misfeasance, bad faith, gross negligence and reckless disregard of duty and establish procedures for the determination of entitlement to indemnification and expense advances.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

        In addition to the indemnification provisions contained in the Registrant's Articles and Bylaws, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Administration and Fund Accounting Agreement and Custodian Agreement. Finally, the Registrant has also included in its Articles of Incorporation (See
Article X of the Articles of Incorporation (Exhibit 1)) a provision which eliminates the liability of outside directors to monetary damages for breach of fiduciary duty by such directors. Pursuant to Neb. Rev. Stat. Section 21-2035
(2), such limitation of liability does not eliminate or limit liability of such directors for any act or omission not in good faith which involves intentional misconduct or a knowing violation of law, any transaction from which such director derived an improper direct or indirect financial benefit, for paying a dividend or approving a stock repurchase which was in violation of the Nebraska Business Corporation Act and for any act or omission which violates a declaratory or injunctive order obtained by the Registrant or its shareholders.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

        First National Bank of Omaha ("First National") is the investment adviser for First Omaha Small Cap Value Fund, First Omaha Equity Fund, First
Omaha   Balanced   Fund,   First   Omaha   Fixed   Income   Fund,   First  Omaha
Short/Intermediate Fixed Income Fund and First Omaha U.S. Government Money Market Fund. FNC Trust Group, n.a. ("FNC"), a subsidiary of First National Colorado, Inc. is the investment adviser for the First Omaha Growth Fund. Both First National and First National Colorado, Inc. are subsidiaries of First National of Nebraska, Inc., a Nebraska corporation with total assets of approximately $8.6 billion as of December 31, 1999. The advisers provide a full range of financial and trust services to businesses, individuals, and government entities. The Advisers serve Nebraska, as well as other areas of the Midwest. As of December 31, 1999, First National's Trust Division had approximately $8.5 billion of assets under administration, including approximately $2.9 billion under management. As of December 31, 1999, FNC had $34 million of assets under administration, directly or as agent, including approximately $33 million under management.

        To the knowledge of Registrant, none of the directors or officers of the Adviser is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of the Adviser also hold positions with the Adviser's parent, First National of Nebraska, Inc., or its subsidiaries or affiliates.

ITEM 27.       PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

        Registrant's   distributor,   SEI  Investments   Distribution  Co.  (the
        "Distributor"), acts as distributor for:

        SEI Daily Income Trust                            July 15, 1982
        SEI Liquid Asset Trust                            November 29, 1982
        SEI Tax Exempt Trust                              December 3, 1982
        SEI Index Funds                                   July 10, 1985
        SEI Institutional Managed Trust                   January 22, 1987
        SEI Institutional International Trust             August 30, 1988
        The Advisors' Inner Circle Fund                   November 14, 1991
        The Pillar Funds                                  February 28, 1992
        CUFUND                                            May 1, 1992
        STI Classic Funds                                 May 29, 1992
        First American Funds, Inc.                        November 1, 1992
        First American Investment Funds, Inc.             November 1, 1992
        The Arbor Fund                                    January 28, 1993
        The PBHG Funds, Inc.                              July 16, 1993
        The Achievement Funds Trust                       December 27, 1994
        Bishop Street Funds                               January 27, 1995
        STI Classic Variable Trust                        August 18, 1995
        ARK Funds                                         November 1, 1995
        Huntington Funds                                  January 11, 1996
        SEI Asset Allocation Trust                        April 1, 1996
        TIP Funds                                         April 28, 1996
        SEI Institutional Investments Trust               June 14, 1996
        First American Strategy Funds, Inc.               October 1, 1996
        HighMark Funds                                    February 15, 1997
        Armada Funds                                      March 8, 1997
        PBHG Insurance Series Fund, Inc.                  April 1, 1997
        The Expedition Funds                              June 9, 1997
        Alpha Select Funds                                January 1, 1998
        Oak Associates Funds                              February 27, 1998
        The Nevis Fund, Inc.                              June 29, 1998
        CNI Charter Funds                                 April 1, 1999
        The Armada Advantage Fund                         May 1, 1999
        Amerindo Funds Inc.                               July 13, 1999
        Huntington VA Funds                               October 15, 1999
        Friends Ivory Funds                               December 16, 1999
        SEI Insurance Products Trust                      March 29, 2000
        Pitcairn Funds                                    August 1, 2000

        The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                                                      POSITIONS AND
                      POSITIONS AND OFFICES                           OFFICES WITH
NAME                    WITH UNDERWRITER                               REGISTRANT
----                    ----------------                               ----------

Alfred P. West, Jr.   Director, Chairman of the
                         Board of Directors
Richard B. Lieb       Director, Executive Vice President
Carmen V. Romeo       Director
Mark J. Held          President & Chief Operating Officer
Dennis J. McGonigle   Executive Vice President
Robert M. Silvestri   Chief Financial Officer & Treasurer
Todd Cipperman        Senior Vice President
                         & General Counsel
Leo J. Dolan, Jr.     Senior Vice President
Carl A. Guarino       Senior Vice President
Jack May              Senior Vice President
Hartland J. McKeown   Senior Vice President
Kevin P. Robins       Senior Vice President
Patrick K. Walsh      Senior Vice President
Wayne M. Withrow      Senior Vice President
Robert Aller          Vice President
John D. Anderson      Vice President & Managing Director
Timothy D. Barto      Vice President &                                 Vice President &
                         Assistant Secretary                              Secretary
S. Courtney E.Collier Vice President & Assistant Secretary
Robert Crudup         Vice President & Managing Director
Richard A. Deak       Vice President &
                         Assistant Secretary
Scott W. Dellorfano   Vice President & Managing Director
Barbara Doyne         Vice President
Jeff Drennen          Vice President
Scott C. Fanatico     Vice President &
                      Managing Director
James R. Foggo        Vice President  & Assistant Secretary
Vic Galef             Vice President & Managing Director
Steven A. Gardner     Vice President & Managing Director
Lydia A. Gavalis      Vice President &
                      Assistant Secretary
Greg Gettinger        Vice President & Assistant Secretary
Kathy Heilig          Vice President
Jeff Jacobs           Vice President


Samuel King           Vice President
John Kirk             Vice President & Managing Director
Kim Kirk              Vice President & Managing Director
John Krzeminski       Vice President &
                      Managing Director
Paul Lonergan         Vice President & Managing Director
Ellen Marquis         Vice President
Christine M.
   McCullough         Vice President &
                         Assistant Secretary
Carolyn McLaurin      Vice President & Managing Director
Mark Nagle            Vice President
Joanne Nelson         Vice President
Cynthia M. Parrish    Vice President & Secretary
Rob Redican           Vice President
Maria Rinehart        Vice President
Steve Smith           Vice President
Daniel Spaventa       Vice President
Kathryn L. Stanton    Vice President
Lori L. White         Vice President & Assistant Secretary


ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS

        Records relating to the Administrator's functions as fund administrator for the Registrant are located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. All other accounts, books and other documents required to be maintained under section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of First National, One First National Center, Omaha, Nebraska 68102, FNC, 1701 23rd Avenue, Greeley, Colorado 80632, or DST Systems, Inc., 210 W. 10th Street, Kansas City, Missouri 64105.

ITEM 29.  MANAGEMENT SERVICES
        Not applicable.

ITEM 30.  UNDERTAKINGS
        The Registrant undertakes to provide a copy of its Annual Report to Shareholders upon request and without charge to each person to whom the Prospectus of the Funds has been delivered.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha and the State of Nebraska, on the 28th day of September, 2000.

                                    FIRST OMAHA FUNDS, INC.

                                    By: /s/ David P. Greer
                                    -----------------------------
                                    David P. Greer, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on September 28, 2000.

               SIGNATURE                    TITLE
               ---------                    -----

        /s/ David P. Greer
                                         President, Principal
------------------------------------     Executive, Financial
          David P. Greer                 & Accounting Officer
                                         & Director


        /s/ Joseph Caggiano*              Director
------------------------------------
          Joseph Caggiano


        /s/ Robert A. Reed*                         */s/ David P. Greer
                                         Director   ----------------------
------------------------------------                  by David P. Greer,
          Robert A. Reed                                attorney-in-fact


        /s/ Harry A. Koch, Jr.*
                                         Director
------------------------------------
          Harry A. Koch, Jr.


        /s/ Gary Witt*                   Director
------------------------------------
          Gary Witt

                                  EXHIBIT INDEX

        a-1     Articles of Incorporation  (incorporated by reference to exhibit
                1.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

        a-2 Amendment to Articles of Incorporation, dated December 19, 1994 (incorporated by reference to exhibit 1.2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

        a-3 Amendment to Articles of Incorporation, dated January 31, 1996 (incorporated by reference to exhibit 1.3 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

        a-4 Amendment to Articles of Incorporation, dated July 29, 1996 (incorporated by reference to exhibit 1.4 to PEA No.6 on Form N-1A Registration Statement filed December 10, 1996)

        a-5 Amendment to Articles of Incorporation, dated July 8, 1998 (incorporated by reference to exhibit a-5 to PEA No. 11 on Form N-1A filed July 28, 2000)

        a-6 Amendment to Articles of Incorporation, dated October 15, 1999 (incorporated by reference to exhibit a-6 to PEA No. 11 on Form N-1A filed July 28, 2000)

        a-7 Amendment to Articles of Incorporation, dated July 24, 2000 (incorporated by reference to exhibit a-7 to PEA No. 11 on Form N-1A filed July 28, 2000)

        b. Bylaws (incorporated by reference to exhibit 2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996

        c.      Not applicable.

        d-1 Investment Advisory Agreement, as amended (incorporated by reference to exhibit 5.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

        d-2 Investment Advisory Agreement relating to the First Omaha Growth Fund (incorporated by reference to exhibit 5.2 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)

        e-1     Distribution Agreement


        f.      Not applicable

        g-1 Custodian Agreement, as amended (incorporated by reference to exhibit 8.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)
        g-2 Amended Schedule A to the Custodian Agreement (incorporated by reference to exhibit 8.2 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)

        h-1     Administration Agreement

        h-2     Administrative    Services   Plan   and   Servicing    Agreement
                (incorporated by reference to exhibit 9.3 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

        h-3 Transfer Agency Agreement, as amended (incorporated by reference to exhibit 9.4 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

        h-4 Form of Amended and Restated Schedule A to the Transfer Agency Agreement by and between First Omaha Funds, Inc. and First National Bank of Omaha (incorporated by reference to exhibit 9.5 to PEA No. 5 on Form N-1A Registration Statement filed July 23,
                1996) (superceded)

        h-5 Form of Amended and Restated Servicing Agreement to Administrative Services Plan (incorporated by reference to exhibit 9.6 to PEA No. 6 on Form N-1A Registration Statement filed December 10, 1996)

        h-6 Amended and Restated Administration and Fund Accounting Agreement by and between the Registrant and Sunstone Financial Group, Inc. (incorporated by reference to exhibit 9.7 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)

        h-7 Amended and Restated Schedule A to the Transfer Agency Agreement by and between the Registrant and First National Bank of Omaha (incorporated by reference to exhibit 9.8 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)

        h-8 Amended Appendix A to the Servicing Agreement to Administrative Services Plan (incorporated by reference to exhibit 9.9 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)

        i. Form of Opinion and Consent of Messrs. Cline, Williams, Wright, Johnson & Oldfather, L.L.P.

        j.      Consent of Independent Certified Public Accountants

        k.      Not applicable

        l. Subscription Agreement of Miriam M. Allison (incorporated by reference to exhibit 13 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

        m. Distribution and Service Plan and Related Agreement, as amended (incorporated by reference to exhibit (m) to PEA No.10 on Form N-1A Registration Statement filed May 26, 1999)

        n.      Not applicable

        o.      Not applicable

        p.      Code of Ethics of the Registrant and FNC Trust Group